Registration No. 33-12463
                                                             File No. 811-5051

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                          [ ]


Post-Effective Amendment No. 27                                            [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]


Amendment No. 29                                                           [X]



                        CENTENNIAL MONEY MARKET TRUST
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              (Exact Name of Registrant as Specified in Charter)

               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

                                1-800-525-9310
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             (Registrant's Telephone Number, including Area Code)

                           Andrew J. Donohue, Esq.
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ]  Immediately  upon  filing  pursuant  to  paragraph  (b)
[X] On May 17, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] On  _______________  pursuant to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _______________ pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centennial Money Market Trust

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Prospectus dated May 17, 1999

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      Centennial  Money Market Trust is a money market mutual fund. It seeks the maximum current income consistent with low capital risk and the maintenance of liquidity. The Trust invests in "money market" securities meeting specified quality, maturity and diversification standards.


      This Prospectus contains important information about the Trust's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Trust and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Trust's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

2

Contents

            A B O U T  T H E  T R U S T
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            The Trust's Objective and Investment Strategies

            Main Risks of Investing in the Trust

            The Trust's Past Performance

            Fees and Expenses of the Trust

            About the Trust's Investments

            How the Trust is Managed


            A B O U T  Y O U R  A C C O U N T
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            How to Buy Shares

            Special Investor Services

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Tax Information

            Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Objective and Investment Strategies

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What  Is the  Trust's  Investment  Objective?  The  Trust  seeks  the  maximum current income that is consistent with low capital risk and the maintenance of liquidity.
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What Does the Trust Invest In? The Trust is a money market fund. It invests in a variety of high-quality money market securities to seek income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities. They include, for example, bank obligations, commercial paper, other corporate debt obligations and government debt obligations.

Who Is the Trust Designed For? The Trust may be appropriate for investors who want to earn income at current money market rates while preserving the value of their investment, because the Trust is managed to keep its share price stable at $1.00. The Trust does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Trust

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Trust is a money market fund that seeks income by investing in short-term debt securities that must meet strict standards set by its Board of Trustees following rules for money market funds under federal law. These include requirements for maintaining high credit quality in the Trust's portfolio, a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Trust's securities and diversifying the Trust's investments among issuers to reduce the effects of a default by any one issuer on the value of the Trust's shares.


      Even so, there are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall. If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. As a result, there is a risk that the Trust's shares could fall below $1.00 per share.


      The Trust's investment manager, Centennial Asset Management Corporation, tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, an investment in the Trust is not a complete investment program. The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

     An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

The Trust's Past Performance


The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the performance for a class of shares of the Trust from year to year for the last ten calendar years and average annual total returns on that share class offered prior to the date of this prospectus for the 1-, 5- and 10- year periods. Because Class Y shares have not been offered prior to the date of this prospectus, information in the bar chart and the table show below is for the Trust's existing share class. That share class has no alphabet letter designation and is referred to in this Prospectus as the Trust's "retail share class." The retail share class is offered by a separate prospectus. Variability of returns is one measure of the risks of investing in a money market fund. The past investment performance of the share class shown below is not necessarily an indication of how either of the Trust's share classes will perform in the future.


Annual Total Returns (% as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]


For the period from 1/1/99 through 3/31/99 the cumulative total return was 1.07%. During the period shown in the bar chart, the highest return for a calendar quarter was 2.28% (2nd Q '89) and the lowest return for a calendar quarter was 0.65% (1st Q '93).


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Average Annual Total                           5 Years            10 Years
Returns for the                          (or life of class,  (or life of class,
periods                     1 Year            if less)            if less)
ending December 31,
1998

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Centennial Money
Market Trust                5.09%              4.87%               5.28%

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The returns in the table measure the  performance of a hypothetical  account and assume that all dividends have been reinvested in additional shares of the retail share class. Class Y shares were not offered during the year ending December 31, 1998. Accordingly, no performance information is shown on Class Y shares. The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.


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To obtain the  Trust's  current  7-day  yield,  please call the  Transfer  Agent toll-free at 1-800-525-9310.

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Fees and Expenses of the Trust


The Trust pays a variety of expenses directly for management of its assets, administration and other services. Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as account transaction charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold Class Y shares of the Trust. The numbers below are based upon the Trust's expenses for its retail share class during the fiscal year ended June 30, 1998. Class Y shares were not offered during the fiscal year ended June 30, 1998.

Shareholder   Fees.  The  Trust  does  not  charge  any  shareholder  fees  in connection with the offer of its Class Y shares.


Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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                                                       Class Y
                                                       Shares

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 Management Fees                                           0.34%

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 Service (12b-1) Fees                                      0.00%

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 Other Expenses                                            0.03%

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 Total Annual Operating Expenses                           0.37%

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 "Other expenses" in the table include transfer agent fees,  custodial fees, and accounting and legal expenses the Trust pays.


The Annual Operating Expenses are estimated based on the expenses of the Trust's retail share class during the Trust's fiscal year ended June 30, 1998. It is anticipated that expenses of the Trust's Class Y shares will be lower than the Trust's retail share class because Class Y shares will not incur a service plan fee and transfer agency expenses (included in "Other Expenses") are anticipated to be lower for Class Y shares.


Example. This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Trust for the time and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's expenses remain the same. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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                                1 year      3 years     5 years    10 years
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  Class Y Shares                $4          $12         $21        $47

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About the Trust's Investments


The Trust's Principal Investment Policies. In seeking the maximum current income that is consistent with low capital risk and the maintenance of liquidity, the Trust invests in short-term money market securities meeting quality, maturity and diversification standards established for money market funds under the Investment Company Act. The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      n What Types of Money Market Securities Does the Trust Invest In? The following is a brief description of the types of money market securities the Trust may invest in. Money market instruments are high-quality, short-term debt instruments that may be issued by the U.S. government, domestic and foreign corporations, banks or other entities. They may have fixed, variable or floating interest rates.

      U.S. Government Securities. The Trust can invest in securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or instrumentalities. These are referred to as "U.S. government securities" in this Prospectus. To produce income that is not subject to U.S. federal income tax withholding for its shareholders, the Trust invests in U.S. government securities issued after July 18, 1984, in registered form.

   o  U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
      maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Although they are not rated by rating organizations, U.S. Treasury obligations are considered to be of the highest credit quality with little risk of default.

   o Obligations of U.S. Government Agencies or Instrumentalities. These include debt obligations that have different levels of credit support from the U.S. government. They can include obligations of agencies or instrumentalities such as Government National Mortgage Association, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, for example. Some of these obligations are supported by the full faith and credit of the U.S. government, others are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, while others are supported only by the credit of the entity that issued them. Obligations of U.S. government agencies and instrumentalities generally have relatively little credit risk.


   Bank Obligations. The Trust may buy certificates of deposit, bankers' acceptances, and other bank obligations. They must be :

   o obligations of a domestic bank having total assets of at least $1 billion or

   o U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

      No more than 25% of the Trust's assets will be invested in securities issued by foreign banks. That limitation does not apply to securities issued by foreign branches of U.S. banks.

      o Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company. The Trust may buy commercial paper maturing in nine months or less from the date of purchase only if it meets the Trust's quality standards, described below.

      o Corporate Obligations. The Trust may invest in other short-term corporate debt obligations, besides commercial paper, that at the time of purchase by the Trust meet the Trust's quality standards, described below.

      o Other Money Market Obligations. The Trust may invest in money market obligations other than those listed above if they are subject to repurchase agreements calling for delivery in twelve months or less or guaranteed as to their principal and interest by the U.S. Government or one of its agencies, or by bank or a corporation whose commercial paper may be purchased by the Trust. The guaranteed obligations must be due within twelve months or less from the date of purchase.

      Additionally,  the Trust may buy other money market  instruments  that its
Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Board must determine to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. The Trust may buy an unrated security that otherwise meets those qualifications.


      o What Credit Quality and Maturity Standards Apply to the Trust's Investments? The Trust may buy only those securities that meet credit quality, maturity and diversification standards set in the Investment Company Act for money market funds. For example, the Trust must maintain an average portfolio maturity of not more than 90 days. Some of the Trust's investment restrictions are more restrictive than the standards that apply to all money market funds. For example, as a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. The Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio under those standards and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, those procedures require that the Trust hold only money market instruments that are rated in one of the two highest short-term rating categories of two national rating organizations or unrated securities of comparable quality. Under the procedures the Trust can invest without limit in U.S. government securities because of their limited investment risks.


      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.


      o Can the Trust's Investment Objective and Policies Change? The Trust's Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Trust's outstanding voting shares. The Trust's investment objective is a fundamental policy. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

Other Investment Strategies. To seek its objective, the Trust can also use the investment techniques and strategies described below. The Trust may not always use all of the techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.


     o  Asset-Backed   Securities.   The  Trust  may  invest  in   asset-backed
securities. These are fractional interests in pools of consumer loans and other trade receivables. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Trust.

      These securities are frequently supported by a credit enhancement, such as a letter of credit a guarantee or a preference right. However, the credit enhancement generally applies only to a fraction of the security's value. If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

      o Floating Rate/Variable Rate Notes. Some of the notes the Trust may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals of no more than one year. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the prime rate of a bank, or the 90 day U.S. Treasury bill rate. The Trust may purchase these obligations if they have a remaining maturity of one year or less; if their maturity is greater than one year, they may be purchased if the Trust is able to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. Such obligations may be secured by bank letters of credit or other credit support arrangements which guarantees payment.

     o Repurchase Agreements. The Trust may enter into repurchase agreements. In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trusts net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

      o Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements of more than seven days' duration and other securities that are not readily marketable. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the Federal securities laws. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Trust or additional costs.


Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Trust invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Trust and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Trust's investments and returns.

      The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of brokers, information services, the Trust's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might have a negative effect on the services they provide to the Trust. The extent of that risk cannot be ascertained at this time.


How the Trust is Managed

The Manager. The Trust's investment adviser is Centennial Asset Management Corporation. The Manager is responsible for selecting the Trust's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Trust to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.


      The Manager, a wholly-owned subsidiary of OppenheimerFunds, Inc., has operated as an investment advisor since 1978. The Manager and its affiliates currently advise investment companies with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at 6803 South Tucson Way, Englewood, CO 80112.


      o Portfolio Managers. Carol E. Wolf and Arthur J. Zimmer are the portfolio managers of the Trust. They are the persons principally responsible for the day-to-day management of the Trust's portfolio. Ms. Wolf has had this responsibility since October 1990 and Mr. Zimmer since January 1991. Ms. Wolf is a Vice President and Mr. Zimmer a Senior Vice President of OppenheimerFunds, Inc., and each is an officer and portfolio manager of other funds for which OppenheimerFunds, Inc. or the Manager serves as investment advisor.

     o Advisory Fees. Under the Investment Advisory Agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; 0.400% of the next $250 million of net assets; 0.375% of the next $250 million of net assets; 0.350% of the next $500 million of net assets; and 0.325% of net assets in excess of $2 billion. Furthermore, the Manager guarantees that the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage commissions, and extraordinary expenses such as litigation costs, shall not exceed, and the Manager undertakes to pay or refund to the Trust any amount by which such expenses shall exceed, the lesser of (i) 1.5% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or (ii) 25% of total annual investment income of the Trust. The Trust's management fee for the fiscal year ended June 30, 1998 was 0.34% of the Trust's average annual net assets.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

How Are Shares Purchased? You can buy shares directly through your dealer, broker or financial institution that has a sales agreement with the Trust's Distributor. The Distributor, in its sole discretion, may reject any purchase order for the Trust's shares.

      The Trust intends to be as fully invested as possible to maximize its yield. Therefore, newly-purchased shares normally will begin to accrue dividends after the Distributor accepts your purchase order, starting on the business day after the Trust receives Federal Funds from your purchase payment.


How Are Shares Purchased Through Automatic Purchase and Redemption Programs? If you buy shares through your broker-dealer's Automatic Purchase and Redemption Program, your broker-dealer will buy your shares of the Trust for your Program Account and will hold your shares in your broker-dealer's name. These purchases will be made under the procedures described in "Guaranteed Payment" below. Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker-dealer. You should direct all questions about your Automatic Purchase and Redemption Program to your broker-dealer, because the Trust's transfer agent does not have access to information about your account under that Program.

      n Guaranteed Payment Procedures. Some broker-dealers may have arrangements with the Distributor to enable them to place purchase orders for Trust shares and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker-dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of Trust shares.

o If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. (All references to time in this Prospectus mean "New York time.") Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M. that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker-dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

How Much Must You Invest? You can open account with a minimum initial investment of $10 million and make additional investments at any time with as little as $500,000. The minimum investment requirement does not apply to reinvesting dividends from the Trust.


At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share without any sales charge. The net asset value per share will normally remain fixed at $1.00 per share. However, there is no guarantee that the Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Denver, Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.


How is the Trust's Net Asset Value Determined? The net asset value of the Trust's shares is determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "New York time."

      The net asset value per share is determined by dividing the value of the Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.


------------------------------------------------------------------------------
What Classes of Shares Does the Trust Offer?  The Trust offers  investors  two different classes of shares. One share class is designed for retail investors and another share class is designed for certain institutional investors. The different classes of shares represent investments in the same portfolio of  securities,  but the classes are subject to  different  expenses and will likely have  different  share prices.  The Trust's retail share class is are offered by a separate prospectus dated October 30, 1998. Class Y shares are offered only to certain institutional investors who have special agreements with the Distributor.
------------------------------------------------------------------------------

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose. Individual investors cannot buy Class Y shares directly.


      An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Trust's other classes of shares and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. An exception is that the time those orders must be received by the Distributor or its agents or by the Transfer Agent is the same for Class y as for retail share class. Those instructions must be submitted by the institutional investor, not by its customers for whose benefit the share are held.


How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, you may redeem shares held in your Program Account by contacting your broker or dealer. You may also arrange for "Expedited
Redemptions" as described below through your broker or dealer. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent for assistance first, at 1-800-525-9310.

      n Certain Requests Require a Signature Guarantee. To protect you and the Trust from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
      o You wish to redeem $50,000 or more and receive a check o The redemption check is not payable to all shareholders listed on the account statement
      o The redemption check is not sent to the address of record on your account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o Shares are being redeemed by someone (such as an Executor) other than the owners

      o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

      o Sending Redemption Proceeds by Wire. While the Trust normally sends your money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1-800-525-9310.

How   Do I Sell Shares by Mail? Write a "letter of instructions"  that includes:
      o Your name
     o The Trust's name
     o Your Trust account number (from your account statement)
     o The dollar amount or number of shares to be redeemed
     o Any special payment instructions
     o Any share certificates for the shares you are selling
     o The signatures of all registered owners exactly as the account is registered, and
     o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------------------------
Use the following address for requests by mail:
------------------------------------------------------------------------------
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5270

------------------------------------------------------------------------------
Send courier or express mail requests to:
------------------------------------------------------------------------------
Shareholder Services, Inc.
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

How Do I Sell Shares by Telephone? To receive the redemption price on a regular business day, the Transfer Agent must receive the request by 4:00 P.M. on that day. You may not redeem shares held under a share certificate by telephone. To redeem shares through a service representative, call 1-800-852-8457. Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Can I Sell Shares Through My Dealer? The Distributor has made arrangements to repurchase Trust shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

Will I Pay a Sales Charge When I Sell My Shares? The Trust does not charge a fee when you redeem Class Y shares of this Trust that you bought directly or by reinvesting dividends or distributions from the Trust.

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying and selling shares is contained in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time they believe it is in the Trust's best interest to do so.

      o Telephone Transaction Privileges for purchases and redemptions may be modified, suspended or terminated by the Trust at any time. If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

     o The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

     o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Trust if the dealer performs any transaction erroneously or improperly.

      o Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

      o The Transfer Agent may delay forwarding a check or processing a payment via Federal Funds wire for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      o To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Trust's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends and Tax Information

Dividends. The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

Capital Gains. The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

If you participate in an Automatic Purchase and Redemption Program sponsored by your broker-dealer, all dividends will be automatically reinvested in additional shares of the Trust. Under the terms of the Automatic Purchase and Redemption Program, your broker-dealer can pay redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares only up to and including the date of such redemption.


Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders Trust. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

      o Remember There May be Taxes on Transactions. Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

      o Returns of Capital Can Occur. In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights


The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past 5 fiscal years including the six month period ended December 31, 1998. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information for the past 5 fiscal years ended June 30, 1998 has been audited by Deloitte & Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request.



Financial Highlights
Centennial Money Market Trust

                                          Six Months Ended
                                            December 31,
                                            (Unaudited)                   Year Ended June 30,
                                            -----------    ---------------------------------------------------
                                               1998          1998       1997       1996       1995       1994
                                             -------       -------    -------    -------    -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period ......    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
Income from investment operations--
  net investment income and net
  realized gain ...........................      .02           .05        .05        .05        .05        .03
Dividends and distributions to shareholders     (.02)         (.05)      (.05)      (.05)      (.05)      (.03)
                                             -------       -------    -------    -------    -------    -------
Net asset value, end of period ............    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
                                             =======       =======    =======    =======    =======    =======

TOTAL RETURN(1) ...........................     2.53%         5.16%      4.97%      5.11%      5.07%      2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ...  $16,867       $15,114     $9,063     $6,753     $4,812     $2,559
Average net assets (in millions) ..........  $16,156       $12,617     $8,033     $6,077     $3,342     $2,346
Ratios to average net assets:
Net investment income .....................     4.87%(2)      5.04%      4.86%      4.99%      5.01%      2.84%
Expenses, before voluntary
  assumption by the Manager ...............     0.66%(2)      0.68%      0.73%      0.74%      0.77%      0.81%
Expenses, net of voluntary
  assumption by the Manager ...............      N/A          0.66%      0.67%      0.69%      0.73%      0.76%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized.

For More Information About Centennial Money Market Trust:

The following additional information about the Trust is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Trust's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information:

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Trust or your account:

By Telephone:
Call Shareholder Services, Inc. toll-free:
1-800-525-9310

By Mail:
Write to:
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.


No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                        The Trust's shares are distributed by:

                                        Centennial Asset Management Corporation
SEC File No. 811-5051
PR0150.001.0599  Printed on recycled paper

APPENDIX TO PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST


      Graphic material included in Prospectus of Centennial Money Market Trust (the "Trust") under the heading: "Annual Total Returns (as of 12/31 each year)."

      A bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for each of the full calendar years since the Fund's inception as a money market fund. Set forth below are the relevant data points that will appear on the bar chart.


--------------------------------------------------------------------

Calendar Year Ended:             Annual Total Returns

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/89                         8.79%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/90                         7.76%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/91                         5.81%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/92                         3.53%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/93                         2.69%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/94                         3.77%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/95                         5.46%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/96                         4.94%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/97                         5.10%

--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/98                         5.09%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-9310


Statement of Additional Information dated May 17, 1999

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Trust and supplements information in the Prospectus dated May 17, 1999. It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.


Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........2
     The Trust's Investment Policies..........................................2
     Other Investment Strategies..............................................5
     Investment Restrictions..................................................7
How the Trust is Managed......................................................9
     Organization and History.................................................9
Trustees and Officers of the Trust............................................10
     The Manager..............................................................16
Performance of the Trust......................................................18

About Your Account
How To Buy Shares.............................................................20
How To Sell Shares............................................................22
Dividends and Taxes...........................................................22
Additional Information About the Trust........................................23

Financial Information About the Trust
Independent Auditors' Report..................................................24
Financial Statements..........................................................25

Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Automatic Withdrawal Plan Provision............................C-1

------------------------------------------------------------------------------
A B O U T  T H E  T R U S T
------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation, will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The Trust's objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust will not make investments with the objective of seeking capital growth. However, the value of the securities held by the Trust may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value. Conversely, if interest rates decrease after a security is purchased, its value would rise. However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares. In such cases, the Trust may realize a capital gain or loss on the security.

      |X| Ratings of Securities -- Portfolio Quality, Maturity and Diversification. Under Rule 2a-7 of the Investment Company Act, the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share. Rule 2a-7 places restrictions on a money market fund's investments. Under that Rule, the Trust may purchase only those securities that the Manager, under Board-approved procedures, has determined have minimal credit risks and are "Eligible Securities." The rating restrictions described in the Prospectus and this Statement of Additional Information do not apply to banks in which the Trust's cash is kept.

      An "Eligible Security" is one that has been rated in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating Organizations" in this Statement of Additional Information. If only one Rating Organization has rated that security, it must have been rated in one of the two highest rating categories by that Rating Organization. An unrated security that is judged by the Manager to be of comparable quality to Eligible Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7 permits the Trust to purchase any number of "First Tier Securities." These are Eligible Securities that have been rated in the highest rating category for short-term debt obligations by at least two Rating Organizations. If only one Rating Organization has rated a particular security, it must have been rated in the highest rating category by that Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule 2a-7, the Trust may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Trust may not invest more than:
      |_| 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or
     |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single portfolio investment may not exceed 397 days. Some of the Trust's existing investment restrictions are more restrictive than the provisions of Rule 2a-7. For example, as a matter of fundamental policy, the Trust may not invest in any debt instrument having a maturity in excess of one year from the date of the investment. The Board regularly reviews reports from the Manager to show the Manager's compliance with the Trust's procedures and with the Rule.

      If a security's rating is downgraded, the Manager and/or the Board of Trustees may have to reassess the security's credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present minimal credit risk. If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in the best interests of the Trust to dispose of it. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

      The Rating Organizations currently designated as nationally-recognized statistical rating organizations by the Securities and Exchange Commission are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc., Duff and Phelps, Inc., and Thomson BankWatch, Inc. Appendix A to this Statement of Additional Information contains descriptions of the rating categories of those Rating Organizations. Ratings at the time of purchase will determine whether securities may be acquired under the restrictions described above.

      |X| U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

      U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority and the District of Columbia Armory Board.

      Securities   issued  or  guaranteed  by  U.S.   Government   agencies  and
instrumentalities are not always backed by the full faith and credit of the United States. Some, such as securities issued by the Federal National Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Trust will invest in U.S. Government Securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

      |X| Bank Obligations. The types of "banks" whose securities the Trust may buy include commercial banks, savings banks, and savings and loan associations, which may or may not be members of the Federal Deposit Insurance Corporation. Within the limits set forth in the Prospectus, the Trust may also buy securities of "foreign banks" that are:
      |_|   foreign  branches  of  U.S.  banks  (which  may  be  issuers  of
      "Eurodollar" money market instruments),
      |_|   U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
      |_|   foreign branches of foreign banks.


     |X| Asset-Backed Securities. These securities, issued by trusts and special purpose corporations, are backed by pools of assets. They pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Trust has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Trust may experience losses or delays in receiving payment.

     The risks of investing in asset-backed securities are ultimately dependent upon payment of underlying assets. As a purchaser of an asset-backed security, the Trust would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X| Repurchase Agreements. In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities.

     The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Other Investment Strategies

      O Floating Rate/Variable Rate Obligations. The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard. The rate on the investment is adjusted automatically each time the market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of not less than one year. Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note. The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note. The interest rates on these notes fluctuate from time to time. The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest. The issuer must give a specified number of days' notice to the holders of those obligations. Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded. Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand. These types of obligations usually are not rated by credit rating agencies. The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities. The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis. There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

     O Loans of Portfolio Securities. To attempt to increase its income, the Trust may lend its portfolio securities to brokers, dealers and other financial institutions. These loans are limited to not more than 25% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than one year. The Trust presently does not intend to lend its securities, but if it does, the value of securities loaned is not expected to exceed 5% of the value of the Trust's total assets. There are some risks in lending securities. The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities. The collateral must consist of cash, bank letters of credit, U.S. Government securities or other cash equivalents in which the Trust is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan. It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan. The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of Directors.

      The Trust will not lend its portfolio securities to any officer, Trustee, employee or affiliate of the Trust or its Manager. The terms of the Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy. They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are not related to current transactions of the issuer and therefore are not exempt from registration as commercial paper. Illiquid securities include repurchase agreements maturing in more than 7 days, or certain participation interests other than those with puts exercisable within 7 days.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
     |_| more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Trust's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

     o Does the Trust Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Trust:

      |_| The Trust cannot invest more than 5% of the value of its total assets in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities).

      |_| The Trust cannot purchase more than 10% of the outstanding non-voting securities or more than 10% of the total debt securities of any one issuer.

      |_| The Trust cannot concentrate investments to the extent of 25% of its assets in any industry; however, there is no limitation as to investment in obligations issued by banks, savings and loan associations or the U.S. Government and its agencies or instrumentalities.

      |_| The Trust cannot invest in any debt instrument having a maturity in excess of one year from the date of the investment or, in the case of a debt instrument subject to a repurchase agreement or called for redemption, having a repurchase or redemption date more than one year from the date of the investment.

      |_| The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the market value of the Trust's assets; the Trust will not make any investment when such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

      |_| The Trust cannot invest more than 5% of the value of its total assets in securities of companies that have operated less than three years, including the operations of predecessors.

      |_| The Trust cannot make loans, except the Trust may: (i) purchase debt securities, (ii) purchase debt securities subject to repurchase agreements, or
(iii)  lend  its   securities  as  described  in  the  Statement  of  Additional
Information.

      |_| The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or mineral development programs.

      |_| The Trust cannot invest in real estate; however the Trust may purchase debt securities issued by companies which invest in real estate or interests therein.

      |_| The Trust cannot purchase securities on margin or make short sales of securities.

      |_| The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

     o The Trust cannot underwrite securities of other companies.

      |_| The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      |_| The Trust cannot invest in securities of other investment companies, except in connection with a consolidation or merger.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.


How the Trust Is Managed


Organization and History. The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1979, with an unlimited number of authorized shares of beneficial interest.

     The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager. Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters. Shareholders of the Trust may have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust.


      |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Trust into two or more classes. The Board has done so, and the Trust currently has two classes of shares. Prior to the date of this Statement of Additional Information, the Trust offered a single share class to investor. That share class is referred to herein as its "retail share class." The Trust's Class Y shares are offered only to certain institutional investors. All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:

     |_| has its own dividends and distributions, |_| pays certain expenses which may be different for the different classes,

     |_| may have a different net asset value, |_| may have separate voting rights on matters in which the interests of
         one class are different from the interests of another class, and |_| votes as a class on matters that affect that class alone.

      |X| Meetings of Shareholders. As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of the Trust. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of the Trust available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of series of the Trust valued at $25,000 or more or constituting at least 1% of the outstanding shares of the Trust, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

         |_| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

     The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under the Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. The Declaration of Trust further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Trust. The Trust's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Trust under the Investment Company Act. All of the Trustees are also trustee, directors or Trustees of the following Denver-based Oppenheimer funds1:


Oppenheimer Cash Reserves             Oppenheimer Strategic Income Fund
Oppenheimer Champion Income Fund      Oppenheimer Total Return Fund, Inc.
Oppenheimer Capital Income Fund       Oppenheimer Variable Account Funds
Oppenheimer High Yield Fund           Panorama Series Fund, Inc.
Oppenheimer International Bond Fund   Centennial America Fund, L. P.
Oppenheimer Integrity Funds           Centennial California Tax Exempt Trust
Oppenheimer  Limited-Term  Government Centennial Government Trust
Fund
Oppenheimer Main Street Funds, Inc.   Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust


--------
1Ms. Macaskill and Mr. Bowen are not Trustees or Directors of Oppenheimer Integrity Funds, Oppenheimer Strategic Income Fund, Panorama Series Fund, Inc. or Oppenheimer Variable Account Funds. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax Exempt Trust or Managing General Partners of Centennial America Fund, L.P.


Robert G. Avis*, Managing General Partner; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Executive Vice President of A.G. Edwards & Sons, Inc. (a broker-dealer) and Chairman of A.G. Edwards Capital, Inc. (general partner of A. G. Edwards private equity funds).


William A. Baker, Trustee, Age 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

George C. Bowen*, Trustee, Age 62
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August
1978) and Secretary (since April 1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer; Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).


Charles Conrad, Jr., Trustee, Age 68
1501 Quail Street, Newport, Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co., prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee, Age 57
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company, and Shareholder Services, Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"), transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of SSI, Chairman, Chief Executive and Officer and director of SFSI, Vice President and director of OAC and a director of OppenheimerFunds, Inc.

Raymond J. Kalinowski, Trustee, Age 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).

C. Howard Kast, Trustee, Age 77
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Bridget A. Macaskill*, President and Trustee, Age 50
Two World Trade Center, New York, New York 10048-0203

President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation, an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September
1995),  transfer agent  subsidiaries of the Manager;  President (since September
1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Prudential Corporation plc (a U.K. financial service company).


Ned M. Steel, Trustee, Age 83
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age 65 6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

Carol E. Wolf, Vice President and Portfolio Manager, Age 47
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager and Centennial (since June 1990); an officer of other Oppenheimer funds.


Arthur J. Zimmer, Vice President and Portfolio Manager, Age 52 Two World Trade Center, New York, New York 10048-0203 Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since June 1997); an officer of other Oppenheimer funds; formerly Vice President of the Manager (October 1990-June 1997).


Andrew J. Donohue, Vice President and Secretary, Age 48
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial Services, Inc. and (since September 1995) Oppenheimer
Partnership Holdings, Inc.; President and a director of Centennial Asset Management Corporation (since September 1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.


Brian W. Wixted, Vice President, Treasurer and Assistant Secretary, Age 48 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President and Treasurer (since April 1999) of the Manager; Treasurer of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since April 1999); Assistant
Treasurer  of  Oppenheimer  Acquisition  Corp.  (since  April  1999);  Assistant
Secretary of Centennial Asset Management Corporation (since April 1999); formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November 1987 - September 1991).


Robert G. Zack, Assistant Secretary, Age 50
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November
1989); Assistant Secretary of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

O Remuneration of Trustees. The officers of the Trust and certain Trustees of the Trust (Ms. Macaskill and Messrs. Bowen and Swain) who are affiliated with the Manager receive no salary or fee from the Trust. The remaining Trustees of the Trust received the compensation shown below. The compensation from the Trust was paid during its fiscal year ended June 30, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the Trust and is compensation received as a Trustee, director, Trustee or member of a committee of the Board during the calendar year 1998.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Trustee's Name               Compensation      from all Denver-Based
  and Other Positions          from Trust        Oppenheimer Funds1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $6,050            $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William A. Baker             $7,384            $69,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Charles Conrad, Jr.          $6,860            $67,998.00

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------


  Jon S. Fossel                $6,029            $67,496.04


  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Sam Freedman                 $6,336            $73,998.00
  Audit and Review
  Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Raymond J. Kalinowski        $6,818            $73,998.00
  Audit and Review
  Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast               $7,289            $76,998.00
  Audit and Review
  Committee Chairman

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert M. Kirchner           $6,860            $67,998.00

                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Ned M. Steel                 $6,050            $67,998.00

  -----------------------------------------------------------------------------
   1.  For the 1998 calendar year.

      o Deferred Compensation Plan for Trustees. The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share. This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.


     |X| Major Shareholders. As of May 11, 1999 the only person who owned of record or was known by the Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc. ("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned 18,445,902,882.960 shares of the Trust which was 98.75% of the outstanding shares of the Trust on that date, for its own account.


The Manager. The Manager is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Trust have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio. Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities. They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust. The Manager selects securities for the Trust's portfolio and handles its day-to-day business. The agreement requires the Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust. The investment advisory agreement lists examples of expenses paid by the Trust. The major categories relate to interest, taxes, fees to disinterested Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

-------------------------------------------------------------------------------
  Fiscal Year Management Fee Paid to Centennial Asset Management Corporation ending 6/30
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


      1996                                 $21,572,514

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


      1997                                 $32,755,568

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


      1998                                 $45,145,160

-------------------------------------------------------------------------------

      Under the investment advisory agreement, the Manager has agreed to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5% of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust.

      Independently of the investment advisory agreement, the Manager had voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust during the period from December 1, 1991 through November 21, 1997. For fiscal year ended June 30, 1996, June 30, 1997 and June 30, 1998, the reimbursements by the Manager to the Trust were $0, $4,890,123 and $2,382,437, respectively. Contemporaneously with the amendment of the Trust's investment advisory agreement with the Manager, the Manager withdrew its voluntary waiver on November 21, 1997.

    The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      |X| The Distributor. Under its General Distributor's Agreement with the Trust, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees. Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Trust's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Trust's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Performance of the Trust

Explanation of Performance Terminology. The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Trust's performance as of the Trust's most recent fiscal year end. You can obtain current performance information by calling the Trust's Transfer Agent at 1-800-525-7948.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Trust's   performance   information  as  a  basis  for  comparisons  with  other
investments:

     |_| Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
     |_| An investment in the Trust is not insured by the FDIC or any other government agency.
     |_| The Trust's yield is not fixed or guaranteed  and will  fluctuate.
     |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

         |_| Yields. The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      o Total Return Information. There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Trust uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                    ( ERV ) 1/n
                    (-----) -1 = Average Annual Total Return
                    (  P  )


         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                             ERV - P
                             ------- = Total Return
                                P

-------------------------------------------------------------------------------

     Yield         Compounded      Average Annual Total Returns (at 12/31/98)
 (7 days ended   Effective Yield
   12/31/98)      (7 days ended
                    12/31/98)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


     4.76%            4.78%           5.09%           4.87%           5.28%

-------------------------------------------------------------------------------

      |X| Other Performance Comparisons. Yield information may be useful to investors in reviewing the Trust's performance. The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate MonitorJ) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas. When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S. government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time, the Trust's Manager may publish rankings or ratings of the Manager (or the Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of investor/shareholder services by third parties may compare the services of the Oppenheimer funds to those of other mutual fund families selected by the rating or ranking services. They may be based on the opinions of the rating or ranking service itself, based on its research or judgment, or based on surveys of investors, brokers, shareholders or others.


A B O U T  Y O U R  A C C O U N T

How to Buy Shares

      |X|               The  Oppenheimer  Funds.  The  Oppenheimer  funds  are
those mutual funds for which the OppenheimerFunds Distributor, Inc. acts as the distributor or the sub-Distributor and include the following:

Oppenheimer Bond Fund                   Oppenheimer Limited-Term Government Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer   Main   Street   California
                                        Municipal Fund
Oppenheimer California Municipal Fund   Oppenheimer  Main Street Growth & Income
                                        Fund

Oppenheimer Champion Income Fund        Oppenheimer MidCap Fund
Oppenheimer Convertible Securities Fund Oppenheimer  Multiple  Strategies Fund
Oppenheimer  Developing Markets Fund    Oppenheimer Municipal Bond Fund
Oppenheimer  Disciplined Allocation Fund Oppenheimer  New York Municipal Fund
Oppenheimer  Disciplined  Value Fund    Oppenheimer New Jersey  Municipal Fund
Oppenheimer  Discovery Fund             Oppenheimer Pennsylvania Municipal Fund
Oppenheimer  Enterprise  Fund           Oppenheimer  Quest Balanced Value Fund
Oppenheimer  Capital Income Fund        Oppenheimer  Quest Capital Value Fund,
                                        Inc.

Oppenheimer Florida Municipal Fund      Oppenheimer  Quest  Global  Value  Fund,
                                        Inc.

Oppenheimer  Global Fund                Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Growth & Income Fund Oppenheimer  Quest Small Cap Value Fund
Oppenheimer Gold & Special  Minerals    Oppenheimer  Quest Value Fund, Inc.
Fund
Oppenheimer Growth Fund                 Oppenheimer Real Asset Fund
Oppenheimer High Yield Fund             Oppenheimer Strategic  Income Fund
Oppenheimer  Insured  Municipal Fund    Oppenheimer  Total Return Fund,  Inc.
Oppenheimer Intermediate Municipal Fund Oppenheimer  U.S. Government Trust
Oppenheimer International Bond Fund     Oppenheimer World Bond Fund
Oppenheimer  International  Growth Fund Limited-Term  New York  Municipal  Fund
Oppenheimer   International   Small     Rochester  Fund  Municipals
Company  Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Europe Fund


and the following money market funds:

Centennial America Fund, L. P.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
Centennial Government Trust             Oppenheimer Cash Reserves
Centennial Money Market Trust           Oppenheimer Money Market Fund, Inc.

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.


      The Trust's Board of Trustees have adopted the amortized cost method to value the Trust's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees have established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share. Those procedures include a review of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.


How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Dividends and Taxes

Tax Status of the Trust's Dividends and Distributions. The Federal tax treatment of the Trust's dividends and capital gains distributions is explained in the Prospectus under the caption "Distributions and Taxes." Under the Internal Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. It if does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Trust not to make distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Trust's dividends will not be eligible for the dividends-received deduction for corporations.

      If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of distributions made to shareholders.


      Dividends, distributions and the proceeds of the redemption of Trust shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.


Additional Information About the Trust

The Distributor. The Trust's retail shares are sold through dealers, brokers and other financial institutions that have a sales charge agreement with Centennial Asset Management Corporation, the Trust's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust. It also handles shareholder servicing and administrative functions. It is paid on a "at-cost" basis.

The Custodian. Citibank, N.A. is the Custodian of the Trust's assets. The Custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust. It will be the practice of the Trust to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Trust's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Trust. They audit the Trust's financial statements and perform other related audit services. They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.


      Any unaudited interim financial statements furnished shall reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.

INDEPENDENT AUDITORS' REPORT

Centennial Money Market Trust


The Board of Trustees and Shareholders of Centennial Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial Money Market Trust as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for the period July 1, 1993 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial Money Market Trust at June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
/s/ Deloitte & Touche LLP



Denver, Colorado
July 22, 1998

STATEMENT OF INVESTMENTS June 30, 1998

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BANKERS' ACCEPTANCES--0.2%

BankBoston, N.A., 5.37%, 7/14/98........................................................ $  8,000,000    $     7,984,486

Corestates Bank, N.A., 5.46%, 9/21/98...................................................   15,000,000         14,813,450
                                                                                                         ---------------
Total Bankers' Acceptances .............................................................                      22,797,936
                                                                                                         ---------------
CERTIFICATES OF DEPOSIT--4.5%

DOMESTIC CERTIFICATES OF DEPOSIT--0.9%

Bank of America, 5.50%, 7/22/98.........................................................   30,000,000         29,999,417
Lasalle National Bank:
  5.53%, 8/2/98.........................................................................   25,000,000         25,000,000
  5.61%, 9/11/98........................................................................   30,000,000         30,000,000
  5.62%, 10/26/98.......................................................................   50,000,000         50,000,000
                                                                                                         ---------------
                                                                                                             134,999,417
                                                                                                         ---------------
YANKEE CERTIFICATES OF DEPOSIT--3.6%

Deutsche Bank AG:
  5.65%, 1/22/99........................................................................   35,000,000         35,000,000
  5.71%, 1/29/99........................................................................   25,000,000         25,000,000
  5.85%, 10/20/98.......................................................................   25,000,000         25,008,335

Societe Generale:
  5.54%, 7/24/98........................................................................   25,000,000         25,000,000
  5.54%, 8/17/98........................................................................   10,000,000          9,998,689
  5.60%, 10/8/98........................................................................   25,000,000         24,998,224
  5.60%, 10/5/98........................................................................   15,000,000         15,000,389
  5.63%, 11/4/98........................................................................   20,000,000         20,000,000
  5.76%, 10/8/98........................................................................   18,000,000         17,996,382
  5.77%, 10/7/98........................................................................   12,750,000         12,749,294
  5.77%, 10/7/98........................................................................   15,000,000         14,998,475
  5.77%, 10/7/98........................................................................   35,500,000         35,495,559
  5.77%, 10/7/98........................................................................   20,000,000         20,000,595
  5.775%, 10/9/98.......................................................................   25,000,000         24,999,486
  5.775%, 10/9/98.......................................................................   25,000,000         24,998,163
  5.775%, 10/9/98.......................................................................   25,000,000         24,998,715
  5.86%, 10/5/98........................................................................   25,000,000         25,015,800
  5.86%, 11/18/98.......................................................................   26,000,000         26,011,545
  5.89%, 10/14/98.......................................................................   20,000,000         20,004,877
  5.89%, 8/14/98........................................................................   25,000,000         25,002,832
  5.91%, 10/15/98.......................................................................   15,000,000         15,003,128
  5.96%, 9/15/98........................................................................   25,000,000         25,009,863

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

Swiss Bank Corp.:
  5.68%, 11/9/98........................................................................ $ 40,000,000    $    40,000,706
  5.69%, 7/2/98.........................................................................   20,000,000         20,000,096
                                                                                                         ---------------
                                                                                                             552,291,153
                                                                                                         ---------------
Total Certificates of Deposit...........................................................                     687,290,570
                                                                                                         ---------------
DIRECT BANK OBLIGATIONS--5.4%

Abbey National North America Corp.:
  5.37%, 7/27/98........................................................................   20,000,000         19,922,433
  5.45%, 10/22/98.......................................................................   50,000,000         49,144,653
  5.47%, 10/30/98.......................................................................   45,000,000         44,172,662
  5.49%, 11/4/98........................................................................   50,000,000         49,039,250
  5.495%, 11/13/98......................................................................   50,000,000         48,969,687
  5.50%, 11/2/98........................................................................   30,000,000         29,431,667
ABN Amro North America Finance, Inc.:
  5.47%, 10/28/98.......................................................................   50,000,000         49,095,930
  5.49%, 11/5/98........................................................................   50,000,000         49,031,625
BankBoston, N.A.:
  5.63%, 11/9/98........................................................................   20,000,000         20,000,000
  5.65%, 10/5/98........................................................................   25,000,000         25,000,000
  5.65%, 11/19/98.......................................................................   40,000,000         40,000,000
  5.65%, 11/2/98........................................................................   30,000,000         30,000,000
  5.65%, 11/9/98........................................................................   35,000,000         35,000,000
Bank of Scotland, 5.42%, 10/7/98 .......................................................   30,000,000         29,557,367
Bankers Trust Co., New York:
  5.65%, 7/4/98(1)......................................................................   25,000,000         24,999,682
  5.79%, 7/4/98(1)......................................................................   20,000,000         19,999,745
  5.79%, 8/7/98(1)......................................................................   25,000,000         24,998,730
  5.82%, 7/14/98(1).....................................................................   20,000,000         19,999,857
FCC National Bank:
  5.62%, 8/12/98(1).....................................................................   18,000,000         17,990,950
  5.62%, 9/1/98(1)......................................................................   25,000,000         24,984,397
National Westminster Bank of Canada:
  5.39%, 8/17/98........................................................................   10,000,000          9,929,630
  5.523%, 11/2/98.......................................................................   20,000,000         19,619,527
Societe Generale North America, Inc.:
  5.45%, 10/7/98........................................................................   30,000,000         29,554,917
  5.455%, 10/23/98......................................................................   50,000,000         49,136,292

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
DIRECT BANK OBLIGATIONS (CONTINUED)

Societe Generale:
  5.55%, 7/1/98(1)...................................................................... $ 17,000,000    $    16,987,891
  5.59%, 8/24/98(1).....................................................................   12,000,000         11,996,646
  5.78%, 9/16/98(1).....................................................................   15,000,000         14,996,802
  5.78%, 8/27/98(1).....................................................................   10,000,000          9,999,127
                                                                                                         ---------------
Total Direct Bank Obligations                                                                                813,559,467
                                                                                                         ---------------
LETTERS OF CREDIT--7.3%

ABN Amro Bank NV, guaranteeing commercial paper of:
  Formosa Plastics Corp., Series A:
  5.52%, 9/18/98........................................................................   10,000,000          9,878,867
  5.53%, 9/8/98.........................................................................   20,000,000         19,788,017
  Glencore Finance (Bermuda) Ltd., Series B, 5.60%, 7/22/98 ............................   35,000,000         34,885,667
Bank of America NT & SA, guaranteeing commercial of:
  Formosa Plastics Corp., USA, Series B, 5.51%, 9/18/98 ................................   40,000,000         39,515,905
  Minmetals Capitals & Securities, Inc., 5.41%, 7/23/98 ................................   25,000,000         24,916,919
Bank One, Cleveland, guaranteeing commercial paper of Capital One Funding Corp.:
  Series 1995F, 5.63%, 7/1/98(1) (2)....................................................   20,100,000         20,100,000
  Series 1995F, 5.63%, 7/1/98(1) (2)....................................................    5,738,000          5,738,000
  Series 1996C, 5.63%, 7/1/98(1) (2)....................................................   16,900,000         16,900,000
  Series 1997E, 5.63%, 7/1/98(1) (2)....................................................   13,580,000         13,580,000
Bank One, Indiana, guaranteeing commercial paper of Primex Funding Corp.,
  5.66%, 7/1/98(1) (2) .................................................................    4,750,000          4,750,000
Barclays Bank PLC, guaranteeing commercial paper of:
  Banca Serfin SA, Institucion de Banco Multiple Groupa Financiera Serfin,
  Nassau Branch:
  5.42%, 11/23/98.......................................................................   35,000,000         34,235,528
  5.50%, 10/30/98.......................................................................   15,000,000         14,722,708
  Banco Bradesco SA, Grand Cayman Branch:
  Series A, 5.50%, 12/18/98.............................................................   40,000,000         38,961,111
  Series B, 5.51%, 11/20/98.............................................................    5,000,000          4,891,331
  Banco de Credito Nacionale SA, Series A:
  5.38%, 7/20/98........................................................................   10,000,000          9,971,606
  5.40%, 8/11/98........................................................................   12,000,000         11,926,200
  5.41%, 7/7/98.........................................................................   10,000,000          9,990,983
  5.40%, 7/6/98.........................................................................    5,000,000          4,996,250
  Banco Nacionale de Comericio Exterior, SNC, Series A:
  5.465%, 10/15/98......................................................................   30,000,000         29,517,258
  5.47%, 10/13/98.......................................................................   20,000,000         19,683,956
  5.47%, 10/14/98.......................................................................   20,000,000         19,680,917
  5.48%, 10/19/98.......................................................................   25,000,000         24,581,389

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LETTERS OF CREDIT (CONTINUED)

  Banco Nacionale de Mexico SA, Series B:
  5.38%, 7/20/98........................................................................ $ 10,000,000     $    9,971,606
  5.38%, 7/22/98........................................................................   30,000,000         29,905,850
  5.40%, 8/24/98........................................................................   15,000,000         14,878,500
  Series A, 5.51%, 10/30/98.............................................................   10,000,000          9,814,803
  Banco Real SA, Grand Cayman Branch:
  Series A, 5.455%, 9/11/98.............................................................   30,000,000         29,672,700
  Series A, 5.48%, 10/19/98.............................................................   21,425,000         21,065,639
  Series B, 5.46%, 9/16/98..............................................................   12,000,000         11,859,860
  Nacionale Financiera, SNC, 5.525%, 11/19/98 ..........................................   40,000,000         39,134,417
  Petroleo Brasileiro S.A.:
  Petrobras, Series A, 5.50%, 12/21/98..................................................   12,000,000         11,682,833
  Pertobras, Series A, 5.51%, 8/27/98...................................................   15,000,000         14,869,137
  Petrobras, Series B, 5.46%, 8/28/98...................................................   25,000,000         24,780,083
  Petrobras II, Series C, 5.46%, 9/1/98.................................................   10,000,000          9,905,967
  Petrobras II, Series C, 5.48%, 9/25/98................................................   30,000,000         29,607,267
  Petrobras II, Series C, 5.47%, 10/29/98...............................................   21,000,000         20,617,100
Bayerische Vereinsche AG, guaranteeing commercial paper of:
  Banco de Galicia y Buenos Aires S.A.:
  5.46%, 9/11/98........................................................................    5,000,000          4,945,400
  5.47%, 9/18/98........................................................................   25,000,000         24,699,910
  Banco Mercantile Del Norte SA:
  5.33%, 10/27/98.......................................................................   15,000,000         14,737,942
  5.43%, 11 /24/98......................................................................   10,000,000          9,779,783
  Garanti Funding Corp.:
  I, Series A, 5.39%, 7/27/98...........................................................    5,000,000          4,980,536
  I, Series B, 5.52%, 7/30/98...........................................................    5,000,000          4,977,767
  II, Series A, 5.39%, 7/27/98..........................................................   10,000,000          9,961,072
  II, Series A, 5.525%, 7/29/98.........................................................   10,000,000          9,957,028
  II, Series B, 5.53%, 7/30/98..........................................................   10,000,000          9,955,453
  II, Series B, 5.38%, 7/14/98..........................................................   10,000,000          9,980,572
  Unia Banco-Uniao de Bancos Brasileiros SA, Grand Cayman,
  Series A, 5.50%, 11/23/98 ............................................................   10,000,000          9,778,472
Credit Suisse, guaranteeing commercial paper of:
  CEMEX SA de C.V.:
  Series A, 5.415%, 7/10/98 ............................................................   10,000,000          9,986,462
  Series A, 5.52%, 8/26/98..............................................................   10,000,000          9,914,133
  Series A, 5.53%, 10/19/98.............................................................   25,000,000         24,577,569
  Series B, 5.51%, 9/17/98..............................................................   15,000,000         14,820,925
  Daewoo International (America) Corp.:
  5.52%, 7/7/98.........................................................................   13,000,000         12,988,040
  5.52%, 12/2/98........................................................................    7,000,000          6,835,306
  5.50%, 10/23/98.......................................................................   10,000,000          9,825,833

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LETTERS OF CREDIT (CONTINUED)

  Guandong Enterprises (Holdings) Ltd., 5.53%, 9/4/98 ................................. $ 10,000,000    $     9,900,153
  Minmetals Capitals & Securities, Inc., 5.40%, 8/24/98 ...............................   40,000,000         39,673,525
Societe Generale, guaranteeing commercial paper of PEMEX Capital, Inc.:
  Series A, 5.54%, 11/5/98.............................................................   20,000,000         19,609,122
  Series A, 5.49%, 7/17/98.............................................................   15,000,000         14,963,400
  Series A, 5.51%, 11/24/98............................................................   40,000,000         39,106,156
  Series A, 5.515%, 10/2/98............................................................   25,000,000         24,643,823
  Series A, 5.52%, 8/28/98.............................................................   20,000,000         19,822,133
  Series A, 5.55%, 9/21/98.............................................................   25,000,000         24,683,958
Swiss Bank Corp., guaranteeing commercial paper of PEMEX Capital, Inc.,
  5.52%, 9/18/98.......................................................................   10,000,000          9,878,867
                                                                                                         ---------------
Total Letters of Credit                                                                                   1,095,961,714
                                                                                                         ---------------
SHORT-TERM NOTES--81.6%

ASSET-BACKED--12.9%

Asset Backed Capital Finance, Inc.:
  5.39%, 7/22/98(3)....................................................................   54,400,000         54,228,815
  5.41%, 8/3/98(3).....................................................................   22,600,000         22,487,923
  5.47%, 10/22/98(3)...................................................................   40,700,000         40,001,192
  5.48%, 9/1/98(3).....................................................................   30,900,000         30,608,373
  5.51%, 7/1/98(3).....................................................................   50,000,000         50,000,000
  5.52%, 12/8/98(3)....................................................................   29,200,000         28,483,627
  5.52%, 7/7/98(3).....................................................................   20,700,000         20,680,956
  5.55%, 11/2/98(3)....................................................................   65,000,000         63,760,000
  5.70%, 9/15/98(1) (2)................................................................   15,000,000         15,000,000
  5.73%, 5/24/98(1) (2)................................................................   40,000,000         40,000,000
  5.73%, 9/18/98(1) (2)................................................................   50,000,000         50,000,000
  5.771%, 8/2/98(1) (2)................................................................   10,000,000         10,001,899

Beta Finance, Inc.:
  5.38%, 8/10/98(3)....................................................................   24,500,000         24,353,544
  5.445%, 9/24/98(3)...................................................................   25,000,000         24,678,594
  5.45%, 9/14/98(3)....................................................................   10,500,000         10,380,781
  5.46%, 9/28/98(3)....................................................................   10,000,000          9,865,017
  5.46%, 9/30/98(3)....................................................................   25,000,000         24,654,958
  5.46%, 9/8/98(3).....................................................................   30,000,000         29,686,050
  5.39%, 7/27/98(3)....................................................................   14,500,000         14,443,555
CIESCO LP, 5.70%, 7/2/98 ..............................................................   12,175,000         12,173,072
Cooperative Assn. of Tractor Dealers:
  5.45%, 9/28/98.......................................................................    4,919,000          4,852,723
  Series A, 5.40%, 7/17/98.............................................................   13,000,000         12,968,800
  Series A, 5.42%, 8/21/98.............................................................   11,000,000         10,915,538
  Series A, 5.47%, 9/1/98..............................................................    4,800,000          4,754,781

Centennial Money Market Trust


                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
ASSET-BACKED (CONTINUED)

Cooperative Assn. of Tractor Dealers: (Continued)
  Series A, 5.53%, 9/9/98.............................................................. $ 10,700,000    $    10,584,945
  Series A, 5.87%, 7/10/98.............................................................    8,000,000          7,988,260
CXC, Inc.:
  5.45%, 9/14/98(3)....................................................................   15,000,000         14,829,687
  5.48%, 8/17/98(3)....................................................................    5,000,000          4,964,228
  5.50%, 12/16/98(3)...................................................................   33,000,000         32,153,000
  5.51%, 9/25/98(3)....................................................................   50,000,000         49,341,861
  5.515%, 12/7/98(3)...................................................................   43,000,000         41,952,610
  5.52%, 9/11/98(3)....................................................................   35,000,000         34,613,600
  5.52%, 9/28/98(3)....................................................................   30,000,000         29,590,600
  5.523%, 11/16/98(3)..................................................................   35,000,000         34,258,997
Enterprise Funding Corp.:
  5.39%, 8/20/98(3)....................................................................   22,987,000         22,814,917
  5.45%, 8/27/98(3)....................................................................   26,419,000         26,191,026
  5.45%, 9/21/98(3)....................................................................   23,759,000         23,464,058
  5.45%, 9/9/98(3).....................................................................    9,000,000          8,904,625
  5.47%, 8/18/98(3)....................................................................   15,724,000         15,609,320
  5.48%, 9/23/98(3)....................................................................    6,227,000          6,147,377
  5.49%, 12/14/98(3)...................................................................   11,420,000         11,130,903
Eureka Securitization:
  5.10%, 9/17/98(3)....................................................................   40,000,000         39,522,467
  5.49%, 7/10/98(3)....................................................................   10,000,000          9,986,275
  5.52%, 8/28/98(3)....................................................................   30,000,000         29,733,200
  5.54%, 7/23/98(3)....................................................................   30,000,000         29,898,433
  5.60%, 8/7/98(3).....................................................................   30,000,000         29,827,333
  5.65%, 7/9/98(3).....................................................................   50,000,000         49,937,222
Falcon Asset Securitization Corp., 5.44%, 9/21/98(3)                                      22,025,000         21,752,086
New Center Asset Trust:
  5.39%, 8/17/98.......................................................................   25,000,000         24,824,076
  5.45%, 7/20/98.......................................................................   30,000,000         29,913,708
  5.53%, 7/1/98........................................................................   40,000,000         40,000,000
Preferred Receivables Funding Corp.:
  5.40%, 8/12/98(3)....................................................................   25,000,000         24,842,500
  5.45%, 9/21/98(3)....................................................................   10,000,000          9,875,861
  5.49%, 11/23/98(3)...................................................................    7,000,000          6,845,212
  5.49%, 12/17/98(3)...................................................................   22,340,000         21,764,242
  5.495%, 12/21/98(3)..................................................................    8,400,000          8,178,185
  5.51%, 10/13/98(3)...................................................................   11,875,000         11,685,976
  5.51%, 9/28/98(3)....................................................................    8,165,000          8,053,777
  5.52%, 11/12/98(3)...................................................................   27,500,000         26,935,860
  5.52%, 9/25/98(3)....................................................................   13,000,000         12,828,573
RACERS Series 1998-MM-3-5 144A, 5.687%, 7/30/98(1) (2)                                    10,000,000         10,000,000

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
ASSET-BACKED (CONTINUED)

Sigma Finance, Inc.:
  5.39%, 7/15/98(3).................................................................... $ 55,000,000     $   54,884,617
  5.39%, 8/11/98(3)....................................................................   30,000,000         29,815,842
  5.39%, 8/6/98(3).....................................................................   40,000,000         39,784,400
  5.395%, 8/18/98(3)...................................................................   20,000,000         19,856,133
  5.40%, 7/28/98(3)....................................................................   11,730,000         11,682,493
  5.41%, 7/30/98(3)....................................................................   25,000,000         24,891,049
  5.41%, 8/4/98(3).....................................................................   45,000,000         44,770,075
  5.44%, 10/1/98(3)....................................................................   50,000,000         49,304,889
  5.44%, 10/15/98(3)...................................................................   47,000,000         46,244,956
  5.44%, 9/10/98(3)....................................................................   12,000,000         11,871,253
  5.45%, 11/8/98(3)....................................................................   26,000,000         25,610,325
  5.45%, 9/23/98(3)....................................................................   20,000,000         19,745,667
  5.47%, 9/16/98(3)....................................................................   15,000,000         14,824,504
  5.48%, 9/30/98(3)....................................................................   40,000,000         39,445,911
  5.52%, 11/9/98(3)....................................................................   10,000,000          9,799,133
  5.58%, 8/28/98(3)....................................................................   22,500,000         22,297,725
SMM Trust, 5.656%, 7/29/98(1) (2) .....................................................   30,000,000         30,000,000
Ullswater Corp., 5.50%, 7/7/98 ........................................................   18,000,000         17,983,500
                                                                                                         ---------------
                                                                                                          1,942,737,670
                                                                                                         ---------------

AUTOMOTIVE--4.0%

BMW US Capital Corp.:
  5.47%, 11/2/98.......................................................................   25,000,000         24,528,972
  5.47%, 11/4/98.......................................................................   25,000,000         24,521,375
  5.47%, 11/5/98.......................................................................   25,000,000         24,517,576
  5.495%, 11/20/98.....................................................................   35,490,000         34,720,764
  5.495%, 9/28/98......................................................................   15,000,000         14,796,227
  5.50%, 7/1/98........................................................................  113,500,000        113,500,000
  5.51%, 9/24/98.......................................................................   50,000,000         49,349,514
  5.52%, 9/15/98.......................................................................   25,810,000         25,509,227
  5.54%, 9/14/98.......................................................................   10,000,000          9,884,583
  5.56%, 8/21/98.......................................................................   50,000,000         49,606,167
  5.60%, 7/13/98.......................................................................   50,000,000         49,906,667
  5.60%, 7/16/98.......................................................................  100,000,000         99,766,667
  5.60%, 7/29/98.......................................................................   84,235,000         83,868,110
                                                                                                         ---------------
                                                                                                            604,475,849
                                                                                                         ---------------

BANK HOLDING COMPANIES--2.4%

BankBoston Corp.:
  5.576%, 9/29/98(1)...................................................................   25,000,000         24,992,717
  5.71%, 9/10/98(1)....................................................................   20,000,000         20,000,000
Corestates Capital DTC, 5.47%, 9/30/98 ................................................   20,000,000         19,723,461

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BANK HOLDING COMPANIES (CONTINUED)

First Chicago Financial Corp.:
  5.40%, 8/14/98....................................................................... $ 15,000,000    $    14,901,000
  5.46%, 10/9/98.......................................................................   25,000,000         24,620,833
  5.46%, 9/11/98.......................................................................   22,000,000         21,759,760
  5.52%, 9/16/98.......................................................................   46,958,000         46,403,583
Morgan (J.P.) & Co., Inc.:
  5.37%, 7/17/98.......................................................................   80,000,000         79,808,933
  5.39%, 7/10/98.......................................................................   44,400,000         44,340,171
NationsBank Corp.:
  5.39%, 7/30/98.......................................................................   20,000,000         19,913,161
  5.49%, 12/30/98......................................................................   50,000,000         48,612,250
                                                                                                         ---------------
                                                                                                            365,075,869
                                                                                                         ---------------

BEVERAGES--3.7%

Coca-Cola Enterprises, Inc.:
  5.40%, 8/28/98(3)....................................................................   10,000,000          9,913,000
  5.45%, 9/14/98(3)....................................................................   20,000,000         19,772,917
  5.45%, 9/23/98(3)....................................................................   50,000,000         49,364,167
  5.46%, 10/29/98(3)...................................................................   25,000,000         24,545,000
  5.47%, 10/26/98(3)...................................................................   15,000,000         14,733,337
  5.47%, 8/20/98(3)....................................................................   30,000,000         29,772,083
  5.47%, 9/1/98(3).....................................................................   15,000,000         14,858,692
  5.48%, 10/16/98(3)...................................................................   25,000,000         24,592,806
  5.48%, 10/23/98(3)...................................................................   40,000,000         39,307,450
  5.48%, 10/28/98(3)...................................................................   28,000,000         27,492,796
  5.50%, 12/14/98(3)...................................................................   50,000,000         48,731,944
  5.50%, 12/16/98(3)...................................................................   30,000,000         29,230,000
  5.50%, 12/17/98(3)...................................................................   25,000,000         24,354,514
  5.50%, 12/18/98(3)...................................................................   25,000,000         24,350,694
  5.50%, 12/21/98(3)...................................................................   36,000,000         35,048,500
  5.50%, 12/23/98(3)...................................................................    8,000,000          7,786,111
  5.52%, 11/16/98(3)...................................................................   22,000,000         21,534,480
  5.53%, 9/29/98(3)....................................................................   49,000,000         48,323,325
  5.54%, 9/18/98(3)....................................................................   25,000,000         24,696,069
  5.55%, 11/10/98(3)...................................................................   25,000,000         24,491,250
  5.55%, 8/7/98(3).....................................................................   15,000,000         14,914,437
                                                                                                         ---------------
                                                                                                            557,813,572
                                                                                                         ---------------

BROKER/DEALERS--22.7%

Bear Stearns Cos., Inc.:
  5.39%, 7/10/98.......................................................................   50,000,000         49,932,375
  5.39%, 7/24/98.......................................................................   30,000,000         29,896,692
  5.39%, 8/7/98........................................................................   50,000,000         49,722,500

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Bear Stearns Cos., Inc.: (Continued)
  5.395%, 7/16/98...................................................................... $ 25,000,000    $    24,943,802
  5.425%, 7/23/98......................................................................   30,000,000         29,900,542
  5.44%, 8/21/98.......................................................................   25,000,000         24,807,333
  5.44%, 9/25/98.......................................................................   15,000,000         14,805,067
  5.45%, 10/22/98......................................................................   15,000,000         14,743,396
  5.45%, 9/18/98.......................................................................   25,000,000         24,701,007
  5.46%, 8/14/98.......................................................................   35,000,000         34,766,433
  5.47%, 10/28/98......................................................................    7,500,000          7,364,390
  5.50%, 7/17/98.......................................................................   55,000,000         54,865,689
  5.50%, 9/24/98.......................................................................   25,000,000         24,675,347
  5.505%, 12/17/98.....................................................................   30,000,000         29,224,713
  5.52%, 11/9/98.......................................................................   25,000,000         24,497,833
  5.626%, 7/23/98(1)...................................................................   15,000,000         15,000,000
  5.627%, 8/12/98(1)...................................................................   25,000,000         25,000,000
  5.631%, 8/27/98(1)...................................................................   25,000,000         25,000,000
  5.632%, 7/17/98(1)...................................................................   10,000,000         10,000,000
  5.636%, 7/13/98(1)...................................................................   50,000,000         50,000,000
  5.636%, 7/15/98(1)...................................................................   15,000,000         15,000,000
  5.636%, 7/10/98(1)...................................................................   45,000,000         45,000,000
  5.636%, 7/22/98(1)...................................................................   25,000,000         25,000,000
  5.651%, 8/13/98(1)...................................................................   10,000,000         10,000,000
  5.659%, 8/4/98(1)....................................................................   35,000,000         35,000,000
  5.73%, 9/23/98(1)....................................................................   20,000,000         20,000,000
  5.751%, 7/9/98(1)....................................................................   15,000,000         15,000,000
  5.806%, 7/6/98(1)....................................................................    5,000,000          5,000,961
Credit Suisse First Boston:
  5.631%, 9/18/98(1) (4)...............................................................   60,000,000         60,000,000
  5.81%, 9/18/98(1) (4)................................................................   65,000,000         65,000,000
Goldman Sachs Group, LP Promissory Nts.:
  5.652%, 9/17/98(1)...................................................................   20,000,000         20,000,000
  5.68%, 8/4/98(1).....................................................................   30,000,000         30,000,000
Goldman Sachs Group, LP:
  5.48%, 11/12/98......................................................................   30,000,000         29,388,067
  5.50%, 10/14/98......................................................................   50,000,000         49,197,917
  5.51%, 10/9/98.......................................................................   50,000,000         49,234,722
  5.51%, 9/18/98.......................................................................   50,000,000         49,395,431
  5.51%, 9/24/98.......................................................................   45,000,000         44,414,563
  5.65%, 7/8/98........................................................................   20,000,000         20,000,000
  5.652%, 7/1/98(1)....................................................................   35,000,000         35,000,000
  5.688%, 10/21/98.....................................................................   15,000,000         15,000,000
  5.73%, 7/8/98........................................................................   25,000,000         25,000,000
  5.73%, 8/3/98........................................................................   30,000,000         30,000,000

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Lehman Brothers Holdings, Inc.:
  5.40%, 7/15/98....................................................................... $ 25,000,000    $    24,947,500
  5.41%, 8/14/98.......................................................................   50,000,000         49,669,389
  5.41%, 8/27/98.......................................................................   75,000,000         74,356,573
  5.42%, 8/12/98.......................................................................   20,000,000         19,873,533
  5.43%, 7/13/98.......................................................................   50,000,000         49,909,333
  5.46%, 9/18/98.......................................................................   12,000,000         11,856,220
  5.52%, 12/8/98.......................................................................   35,000,000         34,141,333
  5.53%, 11/25/98......................................................................   40,000,000         39,096,767
  5.658%, 7/20/98(1)...................................................................   15,000,000         15,000,000
  5.70%, 9/15/98(1)....................................................................   89,000,000         89,001,221
  7.625%, 8/1/98.......................................................................    5,000,000          5,007,711
Merrill Lynch & Co., Inc.:
  5.38%, 8/12/98.......................................................................   20,000,000         19,874,467
  5.39%, 8/21/98.......................................................................   30,000,000         29,770,925
  5.39%, 8/28/98.......................................................................   25,000,000         24,782,903
  5.39%, 8/31/98.......................................................................   25,000,000         24,771,674
  5.43%, 10/14/98......................................................................    6,000,000          5,904,975
  5.43%, 9/4/98........................................................................   45,000,000         44,558,000
  5.45%, 10/26/98......................................................................   15,000,000         14,734,313
  5.46%, 9/18/98.......................................................................   20,000,000         19,760,367
  5.46%, 9/8/98........................................................................   20,000,000         19,790,700
  5.47%, 10/23/98......................................................................   20,000,000         19,653,567
  5.47%, 10/28/98......................................................................   40,000,000         39,276,744
  5.49%, 11/6/98.......................................................................   20,000,000         19,609,600
  5.50%, 12/4/98.......................................................................   30,000,000         29,285,000
  5.50%, 7/31/98.......................................................................   75,000,000         74,660,375
  5.51%, 9/28/98.......................................................................   30,000,000         29,591,342
  5.51%, 9/30/98.......................................................................   20,000,000         19,721,439
  5.52%, 11/30/98......................................................................   15,000,000         14,650,400
  5.52%, 9/25/98.......................................................................   10,000,000          9,868,133
  5.592%, 7/8/98(1)....................................................................   22,000,000         22,000,000
  5.618%, 7/20/98(1)...................................................................   15,000,000         15,000,000
  5.68%, 9/22/98(1)....................................................................   20,000,000         19,999,556
  5.71%, 7/13/98(1)....................................................................   25,000,000         25,000,000
  5.72%, 9/22/98(1)....................................................................   25,000,000         25,000,000
  5.89%, 8/17/98(1)....................................................................   25,000,000         25,004,562
  5.96%, 10/9/98.......................................................................   25,000,000         25,015,030
  6.07%, 8/17/98(1)....................................................................   25,000,000         25,039,581
Morgan Stanley Dean Witter & Co.:
  5.38%, 8/17/98.......................................................................   40,000,000         39,719,044
  5.40%, 7/29/98.......................................................................   25,000,000         24,895,000
  5.45%, 10/19/98......................................................................   40,000,000         39,333,889
  5.45%, 9/2/98........................................................................   50,000,000         49,523,125

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
BROKER/DEALERS (CONTINUED)

Morgan Stanley Dean Witter & Co.: (Continued)
  5.51%, 11/2/98....................................................................... $ 35,000,000    $    34,335,739
  5.616%, 7/28/98(1)...................................................................   40,000,000         40,000,656
  5.75%, 7/6/98........................................................................   50,000,000         49,960,069
  6.50%, 7/1/98(1).....................................................................  200,000,000        200,000,000
Salomon Smith Barney Holdings, Inc.:
  5.45%, 10/19/98......................................................................   45,000,000         44,250,625
  5.40%, 8/6/98........................................................................   25,000,000         24,865,000
  5.41%, 7/20/98.......................................................................   30,000,000         29,914,342
  5.43%, 10/5/98.......................................................................   25,000,000         24,638,000
  5.45%, 9/8/98........................................................................   25,000,000         24,738,854
  5.46%, 9/4/98........................................................................   25,000,000         24,753,542
  5.49%, 11/3/98.......................................................................   25,000,000         24,523,438
  5.50%, 10/15/98......................................................................   50,000,000         49,190,278
  5.50%, 11/16/98......................................................................   43,000,000         42,093,417
  5.50%, 7/10/98.......................................................................   80,000,000         79,888,500
  5.515%, 9/10/98......................................................................   70,000,000         69,238,229
  5.52%, 10/13/98......................................................................   25,000,000         24,601,333
  5.52%, 11/13/98......................................................................   50,000,000         48,967,813
  5.52%, 7/30/98.......................................................................   40,000,000         39,822,133
  5.53%, 7/13/98.......................................................................   25,000,000         24,953,917
  5.717%, 7/20/98(1)...................................................................   30,000,000         30,000,000
  5.739%, 7/30/98(1)...................................................................   20,000,000         20,000,000
  6.04%, 7/9/98........................................................................    7,000,000          7,000,217
                                                                                                         ---------------
                                                                                                          3,421,869,173
                                                                                                         ---------------

BUILDING MATERIALS--0.3%

Compagnie de Saint Gobain, 5.49%, 12/15/98(3)..........................................   50,000,000         48,726,625
                                                                                                         ---------------
CHEMICALS--0.8%

Henkel Corp.:
  5.37%, 8/11/98(3)....................................................................   13,000,000         12,920,494
  5.39%, 7/13/98(3)....................................................................   12,000,000         11,978,440
  5.46%, 10/2/98(3)....................................................................   19,000,000         18,732,005
  5.46%, 10/28/98(3)...................................................................   12,000,000         11,783,420
  5.495%, 10/26/98(3)..................................................................   12,000,000         11,785,695

Monsanto Co.:
  5.31%, 7/16/98(3)....................................................................   22,700,000         22,649,776
  5.50%, 10/8/98.......................................................................   10,000,000          9,848,750
  5.51%, 10/6/98.......................................................................   25,000,000         24,628,840
                                                                                                         ---------------
                                                                                                            124,327,420
                                                                                                         ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
COMMERCIAL FINANCE--8.0%

CIT Group Holdings, Inc.:
  5.455%, 10/21/98..................................................................... $ 50,000,000    $    49,151,444
  5.48%, 9/30/98.......................................................................   25,000,000         24,653,694
  5.50%, 9/14/98.......................................................................   20,000,000         19,770,833
  5.50%, 9/28/98.......................................................................   50,000,000         49,320,139
  5.56%, 8/22/98(1)....................................................................   15,000,000         14,994,336
  5.89%, 9/18/98(1)....................................................................   25,000,000         25,003,859

Countrywide Home Loans:
  5.53%, 8/31/98.......................................................................   50,000,000         49,531,486
  5.535%, 9/8/98.......................................................................   25,000,000         24,734,781
  5.54%, 7/9/98........................................................................   50,000,000         49,938,444
  5.54%, 8/25/98.......................................................................   15,000,000         14,873,042
  5.54%, 8/26/98.......................................................................   50,000,000         49,569,111
  5.54%, 8/27/98.......................................................................   50,000,000         49,561,417
  5.55%, 7/23/98.......................................................................   50,000,000         49,828,889
  5.56%, 8/18/98.......................................................................   45,000,000         44,666,400
  5.60%, 7/13/98.......................................................................   50,000,000         49,906,667
  5.60%, 7/29/98.......................................................................   50,000,000         49,782,222
  5.891%, 5/28/98(1)...................................................................   10,000,000         10,003,890

FINOVA Capital Corp.:
  5.44%, 7/24/98.......................................................................   50,000,000         49,826,222
  5.47%, 10/30/98......................................................................   28,000,000         27,485,212
  5.47%, 9/18/98.......................................................................   35,000,000         34,579,874
  5.48%, 9/10/98.......................................................................   15,000,000         14,837,883
  5.48%, 9/11/98.......................................................................   55,000,000         54,397,200
  5.48%, 9/4/98........................................................................   15,000,000         14,851,583
  5.49%, 10/22/98......................................................................   30,000,000         29,483,025
  5.49%, 8/25/98.......................................................................   25,000,000         24,790,313
  5.49%, 8/28/98.......................................................................    8,000,000          7,929,240
  5.52%, 11/2/98.......................................................................   20,000,000         19,619,733
  5.52%, 8/7/98........................................................................   15,000,000         14,914,900
  5.53%, 10/5/98.......................................................................   10,000,000          9,852,533
  5.53%, 11/23/98......................................................................   30,000,000         29,331,792
  5.53%, 9/14/98.......................................................................   10,000,000          9,884,792
  5.55%, 11/12/98......................................................................   15,000,000         14,690,125
  5.55%, 11/13/98......................................................................   30,000,000         29,378,438
  5.55%, 11/9/98.......................................................................   23,000,000         22,535,496
  5.55%, 7/16/98.......................................................................   25,000,000         24,942,188
  5.56%, 11/6/98.......................................................................   14,500,000         14,213,351

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
COMMERCIAL FINANCE (CONTINUED)

Heller Financial, Inc.:
  5.668%, 9/29/98(1)................................................................... $ 25,000,000    $    24,998,767
  5.70%, 7/16/98(1)....................................................................   45,000,000         44,998,681
  5.70%, 7/7/98(1).....................................................................   50,000,000         50,000,000
  5.938%, 9/16/98(1)...................................................................   20,000,000         20,000,000
                                                                                                         ---------------
                                                                                                          1,212,832,002
                                                                                                         ---------------

CONSUMER FINANCE--1.9%

Beneficial Corp.:
  5.50%, 7/14/98.......................................................................   35,000,000         34,930,486
  5.505%, 9/23/98......................................................................   35,000,000         34,550,425
  5.52%, 9/11/98.......................................................................   50,000,000         49,448,000
  5.525%, 9/3/98.......................................................................   50,000,000         49,508,889
  5.55%, 8/6/98........................................................................   45,000,000         44,750,250
Island Finance Puerto Rico, Inc.:
  5.63%, 8/3/98........................................................................   10,400,000         10,346,327
  5.51%, 9/24/98.......................................................................   10,000,000          9,869,903
Sears Roebuck Acceptance Corp., 5.41%, 8/21/98 ........................................   50,000,000         49,616,792
                                                                                                         ---------------
                                                                                                            283,021,072
                                                                                                         ---------------

DIVERSIFIED FINANCIAL--8.2%

Associates Corp. of North America, 5.51%, 9/4/98 ......................................   50,000,000         49,502,569
Ford Motor Credit Co.:
  5.70%, 9/25/98(1)....................................................................   25,000,000         24,998,501
  5.70%, 9/25/98(1)....................................................................   25,000,000         24,996,524
General Electric Capital Services:
  5.36%, 9/1/98........................................................................   30,000,000         29,723,067
  5.41%, 8/10/98.......................................................................   50,000,000         49,699,444
  5.46%, 10/16/98......................................................................   50,000,000         49,188,583
  5.47%, 11/6/98.......................................................................   50,000,000         49,027,556
  5.49%, 12/14/98......................................................................   50,000,000         48,734,250
  5.50%, 10/16/98......................................................................   50,000,000         49,182,639
  5.50%, 12/7/98.......................................................................   50,000,000         48,785,417
  5.50%, 7/2/98........................................................................   25,000,000         24,996,181
  5.50%, 9/28/98.......................................................................   50,000,000         49,320,139
  5.51%, 11/16/98......................................................................   40,000,000         39,155,133
  5.57%, 9/3/98(1).....................................................................   30,000,000         29,986,411
  6.50%, 7/1/98........................................................................  171,000,000        171,000,000
General Motors Acceptance Corp.:
  5.36%, 9/1/98........................................................................   25,000,000         24,769,222
  5.375%, 8/28/98......................................................................   25,000,000         24,783,507

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
DIVERSIFIED FINANCIAL (CONTINUED)

General Motors Acceptance Corp.: (Continued)
  5.455%, 8/21/98...................................................................... $ 50,000,000    $    49,613,604
  5.51%, 7/1/98........................................................................   25,000,000         25,000,000
  5.568%, 9/23/98(1)...................................................................   15,000,000         15,000,000
  5.70%, 7/22/98(1)....................................................................   25,000,000         25,000,863
Household Finance Corp.:
  5.556%, 7/29/98(1)...................................................................   15,000,000         14,992,321
  5.568%, 8/28/98(1)...................................................................   25,000,000         24,987,235
  5.637%, 9/9/98(1)....................................................................   40,000,000         40,000,000
Prudential Funding Corp.:
  5.35%, 7/10/98.......................................................................   25,000,000         24,966,563
  5.44%, 9/16/98.......................................................................   25,000,000         24,709,111
  5.49%, 12/11/98......................................................................   50,000,000         48,757,125
  5.49%, 12/9/98.......................................................................   40,000,000         39,017,900
  5.50%, 11/18/98......................................................................   36,500,000         35,719,306
  5.50%, 11/9/98.......................................................................   50,000,000         48,999,306
  5.51%, 11/3/98.......................................................................   40,000,000         39,234,722
                                                                                                         ---------------
                                                                                                          1,243,847,199
                                                                                                         ---------------

ELECTRONICS--0.0%

Avnet, Inc., 5.49%, 7/10/98............................................................    5,000,000          4,993,138
                                                                                                         ---------------
HEALTHCARE/SUPPLIES & SERVICES--1.6%

Baxter International, Inc.:
  5.55%, 7/27/98(3)....................................................................    7,500,000          7,469,938
  5.57%, 7/8/98(3).....................................................................   20,000,000         19,978,339
  5.58%, 7/1/98........................................................................   30,000,000         30,000,000
  5.59%, 8/12/98(3)....................................................................   27,000,000         26,823,915
  5.625%, 8/14/98......................................................................   29,000,000         28,800,625
  5.64%, 7/10/98(3)....................................................................   25,000,000         24,964,750
  5.64%, 7/31/98.......................................................................   21,000,000         20,901,300
  5.64%, 7/9/98(3).....................................................................   25,000,000         24,968,667
  5.65%, 8/5/98........................................................................   10,000,000          9,945,069
  6.25%, 7/2/98(3).....................................................................   22,000,000         21,996,181
  6.30%, 7/1/98(3).....................................................................   32,000,000         32,000,000
                                                                                                         ---------------
                                                                                                            247,848,784
                                                                                                         ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
INDUSTRIAL SERVICES--0.3%

Atlas Copco AB:
  5.55%, 8/31/98(3).................................................................... $ 25,000,000    $    24,764,896
  5.55%, 9/11/98(3)....................................................................   10,000,000          9,889,000
  5.58%, 7/28/98(3)....................................................................    7,850,000          7,817,148
                                                                                                        ---------------
                                                                                                             42,471,044
                                                                                                        ---------------

INSURANCE--10.0%

AIG Life Insurance Co., 5.645%, 7/1/98(1) .............................................   20,000,000         20,000,000
Allstate Life Insurance Co., 5.652%, 7/1/98(1) ........................................   50,000,000         50,000,000
Combined Insurance Co. of America, 5.71%, 7/1/98(1)(2) ................................   50,000,000         50,000,000
First All America Financial, 5.666%, 7/1/98(1) ........................................   30,000,000         30,000,000
GE Financial Assurance Holdings, Inc.:
  5.51%, 8/31/98.......................................................................   25,000,000         24,766,590
  5.52%, 7/1/98........................................................................   28,000,000         28,000,000
  5.52%, 7/29/98.......................................................................   30,000,000         29,871,200
General American Life Insurance Co., 5.85%, 7/1/98(1) .................................  155,000,000        155,000,000
Jackson National Life Insurance Co.:
  5.67%, 7/30/98(1)....................................................................   70,000,000         70,000,000
  5.67%, 7/1/98(1).....................................................................   45,000,000         45,000,000
John Hancock Capital Corp., 5.672%, 7/1/98(1) .........................................  100,000,000        100,000,000
Pacific Mutual Life Insurance Co., 5.649%, 7/1/98(1) (2) ..............................   90,000,000         90,000,000
Principal Mutual Life Insurance Co., 5.68%, 7/1/98(1) .................................   95,000,000         95,000,000
Protective Life Insurance Co.:
  5.708%, 7/1/98(1)....................................................................   25,000,000         25,000,000
  5.802%, 7/1/98(1)....................................................................   30,000,000         30,000,000
Prudential Life Insurance Co., 5.691%, 7/1/98(1) ......................................  200,000,000        200,000,000
TransAmerica Life Insurance & Annuity Co.:
  5.652%, 7/1/98(1)....................................................................   75,000,000         75,000,000
  5.652%, 7/1/98(1)....................................................................   25,000,000         25,000,000
  5.652%, 7/1/98(1)....................................................................   50,000,000         50,000,000
  5.865%, 7/1/98(1)....................................................................   38,000,000         38,000,000
Transamerica Occidental Corp., 5.652%, 7/1/98(1) ......................................   50,000,000         50,000,000
Travelers Insurance Co.:
  5.664%, 7/1/98(1) (2)................................................................   40,000,000         40,000,000
  5.664%, 7/1/98(1) (2)................................................................   48,000,000         48,000,000
Western National Life Insurance Company, 5.652%, 7/1/98(1) ............................   50,000,000         50,000,000
Western-Southern Life Funding, 5.652%, 7/1/98(1).......................................  100,000,000        100,000,000
                                                                                                        ---------------
                                                                                                          1,518,637,790
                                                                                                        ---------------

Centennial Money Market Trust

                                                                                             FACE             VALUE
                                                                                            AMOUNT         SEE NOTE 1
                                                                                        -------------   ----------------
LEASING & FACTORING--2.8%

American Honda Finance Corp.:
  5.52%, 7/30/98....................................................................... $ 23,500,000    $   23,395,503
  5.52%, 9/11/98.......................................................................   35,000,000        34,613,600
  5.626%, 7/8/98(1) (2)................................................................   25,000,000        25,000,000
  5.658%, 7/9/98(1) (2)................................................................   10,000,000         9,999,622
  5.687%, 7/20/98(1) (2)...............................................................   17,000,000        17,000,000
  5.687%, 7/20/98(1) (2)...............................................................   18,000,000        18,000,000
  5.687%, 7/27/98(1)...................................................................   10,000,000        10,000,000
  5.70%, 7/17/98.......................................................................   12,460,000        12,428,435

Hertz Corp.:
  5.38%, 9/4/98........................................................................   25,000,000        24,757,153
  5.39%, 8/7/98........................................................................   50,000,000        49,720,830
  5.40%, 8/31/98.......................................................................   20,000,000        19,817,000
  5.52%, 8/28/98.......................................................................   75,000,000        74,332,396
  5.53%, 8/21/98.......................................................................   30,000,000        29,764,975
  5.63%, 7/7/98........................................................................   50,000,000        49,953,083

International Lease Finance Corp., 5.36%, 7/24/98 .....................................   20,000,000        19,931,511
                                                                                                       ---------------
                                                                                                           418,714,108
                                                                                                       ---------------

NONDURABLE HOUSEHOLD GOODS--0.4%

Avon Capital Corp., 5.70%, 7/6/98(3) ..................................................   20,000,000        19,984,167
Newell Co.:
  5.54%, 7/13/98(3)....................................................................   20,000,000        19,963,067
  5.55%, 7/10/98(3)....................................................................   20,000,000        19,972,250
                                                                                                       ---------------
                                                                                                            59,919,484
                                                                                                       ---------------

OIL-INTEGRATED--1.6%

Fina Oil & Chemical Co.:
  5.52%, 11/19/98(3)...................................................................   10,000,000          9,783,800
  5.54%, 7/22/98(3)....................................................................   15,000,000         14,951,525

Koch Industries, Inc.:
  5.70%, 7/8/98(3).....................................................................   21,765,000         21,740,877
  6.30%, 7/1/98(3).....................................................................  200,000,000        200,000,000
                                                                                                        ---------------
                                                                                                            246,476,202
                                                                                                        ---------------
Total Short-Term Notes ................................................................                  12,343,787,001
                                                                                                        ---------------

U.S. GOVERNMENT AGENCIES--0.4%

Federal Home Loan Bank, 5.525%, 1/27/99 ...............................................   50,000,000         50,000,000
Student Loan Marketing Assn., 5.56%, 1/27/99 ..........................................    5,595,000          5,595,000
                                                                                                        ---------------
Total U.S. Government Agencies ........................................................                      55,595,000
                                                                                                        ---------------

Centennial Money Market Trust

FOREIGN GOVERNMENT OBLIGATIONS--0.9%

Bayerische Landesbank Girozentrale:
  5.526%, 7/25/98(1) .................................................................. $ 25,000,000    $    24,988,939
  6%, 10/15/98.........................................................................   25,000,000         25,021,662
Comision Federal de Electricidad:
  5.51%, 8/17/98 ......................................................................   15,000,000         14,892,096
  Series A, 5.56%, 8/25/98 ............................................................   10,000,000          9,915,055
Finnish Export Credit Ltd.:
  5.55%, 7/15/98 ......................................................................    8,000,000          7,982,733
  5.56%, 7/7/98 .......................................................................    5,000,000          4,995,367
Swedish Export Credit Corp., 5.47%, 10/22/98 ..........................................   20,000,000         19,656,606
Westdeutsche Landesbank Girozentrale, 5.43%, 10/7/98 ..................................   35,000,000         34,482,642
                                                                                                        ---------------
Total Foreign Government Obligations ..................................................                     141,935,100
                                                                                                        ---------------
Total Investments, at Value ...........................................................        100.3%    15,160,926,788
Liabilities in Excess of Other Assets .................................................         (0.3)       (46,768,502)
                                                                                               -----    ---------------
Net Assets ............................................................................        100.0%   $15,114,158,286
                                                                                               =====    ===============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $514,069,521, or 3.40% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,814,234,915, or 18.62% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $125,000,000, or 0.83% of the Trust's net assets as of June 30, 1998.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 1998

Centennial Money Market Trust


ASSETS
Investments, at value-see accompanying statement ..............................         $15,160,926,788
Cash ..........................................................................              16,076,089
Receivables:
  Shares of beneficial interest sold ..........................................              80,326,622
  Interest ....................................................................              44,937,871
Other .........................................................................                 613,936
                                                                                        ---------------
    Total assets ..............................................................          15,302,881,306
                                                                                        ---------------

LIABILITIES Payables and other liabilities:
  Shares of beneficial interest redeemed ......................................             159,898,463
  Dividends ...................................................................              24,616,987
  Service plan fees ...........................................................               1,078,515
  Trustees' fees ..............................................................                   1,806
Other .........................................................................               3,127,249
                                                                                        ---------------
    Total liabilities .........................................................             188,723,020
                                                                                        ---------------

NET ASSETS ....................................................................         $15,114,158,286
                                                                                        ===============

COMPOSITION OF NET ASSETS
Paid-in capital ...............................................................         $15,114,053,943
Accumulated net realized gain on investment transactions ......................                 104,343
                                                                                        ---------------


NET ASSETS-applicable to 15,114,586,658 shares of beneficial
  interest outstanding ........................................................         $15,114,158,286
                                                                                        ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ................                   $1.00


See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Year Ended June 30, 1998

Centennial Money Market Trust



INVESTMENT INCOME-Interest ..............................................................        $719,829,894
                                                                                                 ------------

EXPENSES
Management fees-Note 3 ..................................................................          45,145,160
Service plan fees-Note 3 ................................................................          25,239,796
Transfer and shareholder servicing agent fees-Note 3 ....................................          11,121,197
Registration and filing fees ............................................................           2,298,939
Shareholder reports .....................................................................           1,210,218
Custodian fees and expenses .............................................................             985,706
Legal, auditing and other professional fees .............................................             175,594
Trustees' fees and expenses .............................................................              59,675
Insurance expenses ......................................................................              12,262
Other ...................................................................................               2,723
                                                                                                 ------------
  Total expenses ........................................................................          86,251,270
Less reimbursement of expenses by Centennial Asset Management Corporation-Note 3 ........          (2,382,437)
                                                                                                 ------------
Net expenses ............................................................................          83,868,833
                                                                                                 ------------

NET INVESTMENT INCOME ...................................................................         635,961,061
                                                                                                 ------------

NET REALIZED GAIN ON INVESTMENTS ........................................................              42,303
                                                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................        $636,003,364
                                                                                                 ============

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            Year Ended June 30,
                                                                                      1998                      1997
                                                                                   -------------            ------------
OPERATIONS
Net investment income ...............................................            $   635,961,061          $  390,168,132
Net realized gain ...................................................                     42,303                  12,890
                                                                                 ---------------          --------------
Net increase in net assets resulting from operations ................                636,003,364             390,181,022
                                                                                 ---------------          --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .........................               (635,961,061)           (390,443,351)
                                                                                 ---------------          --------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial interest
  transactions-Note 2 ...............................................              6,051,149,102           2,310,345,177
                                                                                 ---------------          --------------

NET ASSETS
Total increase ......................................................              6,051,191,405           2,310,082,848
Beginning of period .................................................              9,062,966,881           6,752,884,033
                                                                                 ---------------          --------------
End of period .......................................................            $15,114,158,286          $9,062,966,881
                                                                                 ===============          ==============


See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Centennial Money Market Trust

                                                                                   Year Ended June 30,
                                                                 -------------------------------------------------------
                                                                 1998         1997         1996         1995        1994
                                                                 ----         ----         ----         ----        ----
PER SHARE OPERATING DATA
Net asset value, beginning of period.................          $1.00        $1.00         $1.00        $1.00       $1.00
Income from investment operations-net investment
  income and net realized gain ......................            .05          .05           .05          .05         .03
Dividends and distributions to shareholders..........           (.05)        (.05)         (.05)        (.05)       (.03)
                                                                ----         ----          ----         ----        ----
Net asset value, end of period.......................          $1.00        $1.00         $1.00        $1.00       $1.00
                                                               =====        =====         =====        =====       =====
TOTAL RETURN(1)......................................           5.16%        4.97%         5.11%        5.07%       2.82%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)..............        $15,114       $9,063        $6,753       $4,812      $2,559
Average net assets (in millions).....................        $12,617       $8,033        $6,077       $3,342      $2,346
Ratios to average net assets:
Net investment income ...............................           5.04%        4.86%         4.99%        5.01%       2.84%
Expenses, before voluntary assumption
  by the manager.....................................           0.68%        0.73%         0.74%        0.77%       0.81%
Expenses, net of voluntary assumption
  by the manager.....................................           0.66%        0.67%         0.69%        0.73%       0.76%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Centennial Money Market Trust


1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements-The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes-The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders-The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     Year Ended June 30, 1998            Year Ended June 30, 1997
                                    ------------------------------       ------------------------------
                                       Shares            Amount             Shares            Amount
                                    ------------      ------------       ------------      ------------
Sold ........................     40,408,988,871  $ 40,408,988,871     27,792,751,077  $ 27,792,751,077

Issued in connection with
  the acquisition of
  Daily Cash Accumulation
  Fund, Inc.-Note 4 .........      3,461,468,087     3,460,935,372                 --                --

Dividends and
  distributions reinvested ..        613,194,479       613,194,479        378,092,268       378,092,268

Redeemed ....................    (38,431,969,620)  (38,431,969,620)   (25,860,498,168)  (25,860,498,168)
                                 ---------------  ----------------    ---------------  ----------------

  Net increase ..............      6,051,681,817  $  6,051,149,102      2,310,345,177  $  2,310,345,177
                                 ===============  ================    ===============  ================


3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Independently of the investment advisory agreement, the Manager has voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from 0.40% to: 0.40% of average net assets in excess of $1 billion but less than $1.25 billion; 0.375% of average net assets in excess of $1.25 billion but less than $1.50 billion; 0.35% of average net assets in excess of $1.50 billion but less than $2 billion; and 0.325% of average net assets in excess of $2 billion. The investment advisory agreement was amended on November 21, 1997 to include in the contractual management fee those additional break points which were previously voluntary.

Centennial Money Market Trust


Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

4. ACQUISITION OF DAILY CASH ACCUMULATION FUND, INC.

On November 21, 1997 the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,460,935,372, in exchange for the net assets, resulting in combined net assets of $13,332,466,315 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

Statement of Investments December 31, 1998 (Unaudited)
Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Certificates of Deposit--0.1%
Societe Generale:
   5.55%, 2/9/99 ...............................................................    $ 10,000,000    $    9,997,325
   5.80%, 3/31/99 ..............................................................      12,500,000        12,504,751
                                                                                                    --------------
Total Certificates of Deposit ..................................................                        22,502,076
                                                                                                    --------------
Direct Bank Obligations--2.2% BankBoston, N.A.:
   5.07%, 4/30/99 ..............................................................      40,000,000        40,000,000
   5.07%, 5/13/99 ..............................................................      25,000,000        25,000,000
   5.14%, 3/25/99 ..............................................................      15,000,000        15,000,000
   5.58%, 2/18/99 ..............................................................      50,000,000        50,000,000
   5.65%, 1/13/99 ..............................................................      20,000,000        20,001,398
   5.65%, 1/21/99 ..............................................................      35,000,000        35,000,000
   5.74%, 4/6/99 ...............................................................      25,000,000        25,024,428
FCC National Bank:
   4.87%, 2/12/99(1) ...........................................................      18,000,000        17,996,236
   4.87%, 3/1/99(1) ............................................................      25,000,000        24,992,967
Morgan Guaranty Trust Co. of New York, 5.574%, 9/27/99(1) ......................      45,000,000        44,983,905
Societe Generale:
   4.84%, 2/23/99(1) ...........................................................      12,000,000        11,999,250
   4.89%, 3/16/99(1) ...........................................................      15,000,000        14,999,083
   5.505%, 1/7/99(1) ...........................................................      25,000,000        24,996,094
   5.536%, 1/4/99(1) ...........................................................      17,000,000        16,994,542
                                                                                                    --------------
Total Direct Bank Obligations ..................................................                       366,987,903
                                                                                                    --------------
Letters of Credit--3.0%
Abbey National plc, guaranteeing commercial paper of
   Abbey National North America Corp., 5.50%, 2/4/99 ...........................      56,500,000        56,206,514
ABN Amro Bank NV, guaranteeing commercial paper of:
   Formosa Plastics Corp., USA, Series A, 4.95%, 3/25/99 .......................      20,000,000        19,771,750
   Lasalle National Bank, 5.03%, 4/5/99 ........................................      50,000,000        50,000,000
Bank of America, NT & SA, guaranteeing commercial paper of:
   Formosa Plastics Corp., USA, Series II, 4.85%, 4/20/99 ......................      25,000,000        24,632,882
   Formosa Plastics Corp., USA, Series II, 4.88%, 4/28/99 ......................      15,000,000        14,762,100
   Formosa Plastics Corp., USA, Series II, 4.96%, 4/6/99 .......................       9,500,000         9,375,656
   Formosa Plastics Corp., USA, Series B, 5.07%, 5/10/99 .......................      35,000,000        34,364,138
   Minmetals Capitals & Securities, Inc., 5.50%, 1/22/99 .......................      15,000,000        14,951,875
   Minmetals Capitals & Securities, Inc., 4.95%, 3/8/99 ........................      21,000,000        20,809,425
Bank One, Cleveland, N.A., guaranteeing commercial paper of:
   Capital One Funding Corp., Series 1995F, 5.57%, 1/4/99(1)(2) ................      25,452,000        25,452,000
   Capital One Funding Corp., Series 1996C, 5.57%, 1/4/99(1)(2) ................      12,604,000        12,604,000
   Capital One Funding Corp., Series 1997E, 5.57%, 1/4/99(1)(2) ................      13,132,000        13,132,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Letters of Credit (Continued)
Bank One, Indiana, guaranteeing commercial paper of
   Primex Funding Corp., 5.57%, 1/4/99(1)(2) ...................................    $  4,500,000    $    4,500,000
Barclays Bank plc, guaranteeing commercial paper of:
   Banca Serfin SA, Institucion de Banco Multiple Groupa
   Financiera Serfin, 4.87%, 4/28/99 ...........................................      15,000,000        14,762,588
   Banco de Credito Nacionale SA, Series A, 5.50%, 4/16/99 .....................      10,000,000         9,839,583
   Banco Itau, SA, 5.23%, 3/16/99 ..............................................      12,000,000        11,870,993
   Nacionale Financiera, SNC, 4.90%, 5/20/99 ...................................      35,000,000        34,337,819
   Nacionale Financiera, SNC, 5.47%, 2/17/99 ...................................      10,000,000         9,928,586
Petroleo Brasileiro, SA, Petrobras II, Series C, 5.05%, 3/30/99 ................      20,000,000        19,753,111
Bayerische Vereinsche AG, guaranteeing commercial paper of
   Banco Mercantile Del Norte SA, Series A, 5.24%, 3/3/99 ......................      10,000,000         9,911,211
Credit Suisse, guaranteeing commercial paper of Daewoo
   International (America) Corp., 5%, 6/4/99 ...................................      20,000,000        19,572,222
Dresdner Bank AG, guaranteeing commercial paper of
   Galicia Buenos Aires Funding Corp., 5.26%, 2/25/99 ..........................      53,000,000        52,589,181
Societe Generale, guaranteeing commercial paper of
   Girsa Funding Corp., 5.51%, 1/27/99(3) ......................................      15,000,000        14,940,308
                                                                                                    --------------
Total Letters of Credit ........................................................                       498,067,942
                                                                                                    --------------
Short-Term Notes--93.3%

Asset-Backed--17.0%
Asset Backed Capital Finance, Inc.:
   4.90%, 1/8/99(1)(2) .........................................................      19,000,000        19,000,000
   5.50%, 1/15/99(3) ...........................................................      35,000,000        34,925,139
   5.505%, 2/1/99(3) ...........................................................      50,495,000        50,255,633
   5.51%, 1/22/99(3) ...........................................................      39,000,000        38,874,647
Atlantis One Funding Corp.:
   5.17%, 4/26/99(3) ...........................................................      50,000,000        49,174,236
   5.17%, 4/28/99(3) ...........................................................      40,500,000        39,819,499
   5.20%, 5/14/99(3) ...........................................................     147,500,000       144,641,147
   5.21%, 5/13/99(3) ...........................................................     100,000,000        98,089,667
Beta Finance, Inc.:
   4.88%, 4/26/99(3) ...........................................................      21,500,000        21,164,839
   4.95%, 2/26/99(3) ...........................................................      50,000,000        49,615,000
   5.17%, 1/21/99(3) ...........................................................      16,600,000        16,552,321
   5.26%, 3/9/99(3) ............................................................      29,000,000        28,716,106
   5.27%, 2/23/99(3) ...........................................................       5,500,000         5,457,328
CIESCO LP, 5.35%, 1/27/99 ......................................................      32,131,000        32,006,849
Cooperative Assn. of Tractor Dealers, Inc., Series A, 5.51%, 1/31/99 ...........      25,100,000        25,053,900

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Asset-Backed (Continued)
Corporate Asset Funding Co., Inc.:
   4.95%, 2/26/99(3) ...........................................................    $ 50,000,000    $   49,615,000
   5%, 2/10/99(3) ..............................................................      50,000,000        49,722,222
   5.125%, 2/8/99(3) ...........................................................      75,000,000        74,594,271
   5.125%, 2/18/99(3) ..........................................................      50,000,000        49,658,333
   5.17%, 1/11/99(3) ...........................................................      50,000,000        49,928,194
   5.17%, 3/5/99(3) ............................................................      50,000,000        49,547,625
   5.47%, 1/7/99(3) ............................................................      50,000,000        49,954,417
Enterprise Funding Corp.:
   4.90%, 4/27/99(3) ...........................................................      19,000,000        18,700,011
   5.01%, 6/4/99(3) ............................................................      16,371,000        16,020,142
   5.10%, 3/19/99(3) ...........................................................      19,104,000        18,897,519
   5.33%, 1/28/99(3) ...........................................................      19,364,000        19,286,592
   5.37%, 1/4/99(3) ............................................................      12,958,000        12,952,201
   5.60%, 1/8/99(3) ............................................................      50,000,000        49,945,556
Eureka Securitization, Inc.:
   4.95%, 2/26/99(3) ...........................................................      40,000,000        39,692,000
   5.05%, 2/12/99(3) ...........................................................      50,000,000        49,705,417
   5.125%, 2/18/99(3) ..........................................................      50,000,000        49,658,333
   5.22%, 1/19/99(3) ...........................................................      50,000,000        49,869,500
   5.40%, 1/5/99(3) ............................................................      50,000,000        49,970,000
   5.40%, 1/28/99(3) ...........................................................      40,000,000        39,838,000
Falcon Asset Securitization Corp.:
   5.38%, 1/8/99(3) ............................................................      20,200,000        20,178,869
   5.50%, 1/19/99(3) ...........................................................      25,000,000        24,931,250
MOAT Funding, LLC:
   5.30%, 3/3/99(3) ............................................................      25,000,000        24,775,486
   5.30%, 3/9/99 ...............................................................      50,000,000        49,506,806
   5.30%, 3/11/99(3) ...........................................................      35,000,000        34,644,458
   5.40%, 2/18/99(3) ...........................................................      20,000,000        19,856,000
   5.40%, 3/1/99(3) ............................................................      50,000,000        49,557,500
   5.41%, 1/28/99 ..............................................................      31,130,000        31,003,690
   5.50%, 2/11/99(3) ...........................................................      35,000,000        34,780,764
Park Avenue Receivables Corp.:
   5.48%, 2/16/99(3) ...........................................................      50,000,000        49,649,889
   5.48%, 2/18/99(3) ...........................................................      31,000,000        30,773,493
   5.60%, 1/7/99(3) ............................................................      90,931,000        90,846,131
   5.60%, 1/13/99(3) ...........................................................      77,839,000        77,693,886
   5.60%, 1/14/99(3) ...........................................................      50,000,000        49,898,889

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Asset-Backed (Continued)
Preferred Receivables Funding Corp.:
   4.90%, 3/22/99(3) ...........................................................    $ 25,410,000    $   25,133,313
   4.92%, 6/24/99(3) ...........................................................      20,845,000        20,349,306
   4.93%, 6/21/99(3) ...........................................................      32,000,000        31,251,210
   5.10%, 4/12/99(3) ...........................................................       8,180,000         8,062,958
   5.15%, 4/23/99(3) ...........................................................      10,240,000        10,075,932
   5.25%, 2/24/99(3) ...........................................................       5,000,000         4,960,625
   5.34%, 1/14/99(3) ...........................................................      62,125,000        62,005,202
   5.49%, 1/21/99(3) ...........................................................      15,000,000        14,954,250
   5.49%, 1/29/99(3) ...........................................................      16,150,000        16,081,039
Sigma Finance, Inc.:
   4.97%, 1/7/99(1)(3) .........................................................      15,000,000        15,000,000
   5.01%, 4/14/99(3) ...........................................................      20,000,000        19,713,317
   5.03%, 4/7/99(3) ............................................................      25,000,000        24,664,667
   5.25%, 3/10/99(3) ...........................................................      25,000,000        24,752,083
   5.26%, 5/12/99 ..............................................................      25,000,000        24,521,486
   5.27%, 3/15/99(3) ...........................................................      30,000,000        29,679,408
   5.50%, 1/22/99(3) ...........................................................      25,000,000        24,919,792
   5.50%, 1/28/99(3) ...........................................................      61,000,000        60,750,437
   5.50%, 1/29/99(3) ...........................................................      38,000,000        37,838,611
   5.50%, 2/12/99(3) ...........................................................      15,500,000        15,400,542
   5.51%, 2/4/99(3) ............................................................      20,000,000        19,895,922
   5.51%, 2/5/99(3) ............................................................      45,000,000        44,758,937
   5.52%, 2/10/99(3) ...........................................................      37,000,000        36,773,067
   5.75%, 3/9/99 ...............................................................      50,000,000        50,031,541
Variable Funding Capital Corp.:
   5.40%, 1/20/99(3) ...........................................................      50,000,000        49,857,500
   5.41%, 1/14/99(3) ...........................................................      60,000,000        59,882,512
   5.55%, 1/15/99(3) ...........................................................      50,000,000        49,892,083
   5.65%, 1/4/99(3) ............................................................      50,000,000        49,976,458
                                                                                                    --------------
                                                                                                     2,860,180,953
                                                                                                    --------------
Bank Holding Companies--7.8%
Bank One Corp.:
   4.87%, 6/30/99 ..............................................................      50,000,000        48,782,500
   5.09%, 3/26/99 ..............................................................      33,000,000        32,608,070

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Bank Holding Companies (Continued)
BankBoston Corp., 5.17%, 3/29/99(1) ............................................    $ 25,000,000    $   24,997,662
Bankers Trust Co., New York:
   5%, 6/28/99 .................................................................      45,000,000        43,887,500
   5%, 7/1/99 ..................................................................      50,000,000        48,743,056
   5%, 7/19/99 .................................................................      30,000,000        29,170,833
   5.01%, 6/18/99 ..............................................................      50,000,000        48,831,000
   5.01%, 6/21/99 ..............................................................      50,000,000        48,810,125
   5.01%, 6/24/99 ..............................................................      50,000,000        48,789,250
   5.01%, 6/25/99 ..............................................................      43,000,000        41,952,771
   5.01%, 7/15/99 ..............................................................      44,500,000        43,292,381
   5.02%, 7/29/99 ..............................................................     100,000,000        97,068,194
   5.03%, 6/7/99 ...............................................................      50,000,000        48,903,181
   5.03%, 6/8/99 ...............................................................      50,000,000        48,896,194
   5.03%, 6/17/99 ..............................................................      50,000,000        48,833,319
   5.05%, 6/2/99 ...............................................................      75,000,000        73,400,833
   5.05%, 6/9/99 ...............................................................      20,000,000        19,553,917
   5.05%, 8/30/99 ..............................................................      50,000,000        48,309,653
Barnett Banks, Inc., 8.50%, 3/1/99 .............................................      15,042,000        15,107,914
Chase Manhattan Corp.:
   4.90%, 3/3/99 ...............................................................      50,000,000        49,584,861
   8%, 6/15/99 .................................................................      17,550,000        17,766,968
J. P. Morgan & Co., Inc.:
   5.06%, 3/18/99 ..............................................................      50,000,000        49,465,889
   4.82%, 3/30/99 ..............................................................      35,000,000        34,587,622
   5.02%, 4/21/99 ..............................................................      39,670,000        39,061,506
   5.06%, 4/5/99 ...............................................................     100,000,000        98,678,778
NationsBank Corp.:
   5.495%, 1/20/99 .............................................................      25,000,000        24,927,497
   5.495%, 2/11/99 .............................................................      50,000,000        49,687,090
Wells Fargo & Co.:
   4.92%, 6/28/99 ..............................................................      50,000,000        48,783,667
   4.92%, 6/30/99 ..............................................................      50,000,000        48,770,000
                                                                                                    --------------
                                                                                                     1,321,252,231
                                                                                                    --------------
Banks--0.2%
First Chicago Financial Corp., 4.97%, 4/29/99 ..................................      40,200,000        39,545,120
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Beverages--2.1%
Coca-Cola Enterprises, Inc.:
   4.92%, 6/17/99(3) ...........................................................    $ 35,000,000    $   34,201,183
   4.92%, 6/23/99(3) ...........................................................      50,000,000        48,817,833
   4.93%, 6/16/99(3) ...........................................................      33,000,000        32,249,818
   4.94%, 6/14/99(3) ...........................................................      30,000,000        29,324,867
   5.09%, 4/16/99(3) ...........................................................      25,000,000        24,628,854
   5.11%, 3/4/99(3) ............................................................      33,500,000        33,205,526
   5.225%, 1/12/99(3) ..........................................................      20,000,000        19,968,069
   5.23%, 1/25/99(3) ...........................................................      15,000,000        14,947,700
   5.25%, 1/14/99(3) ...........................................................      20,000,000        19,962,083
   5.27%, 3/26/99(3) ...........................................................      40,000,000        39,508,133
   5.30%, 3/5/99(3) ............................................................      50,000,000        49,554,625
   5.51%, 2/10/99(3) ...........................................................      15,000,000        14,908,167
                                                                                                    --------------
                                                                                                       361,276,858
                                                                                                    --------------
Broker/Dealers--24.2%
Bear Stearns Cos., Inc.:
   4.90%, 6/21/99 ..............................................................      42,000,000        41,022,450
   4.92%, 2/18/99(1) ...........................................................      50,000,000        50,000,000
   5%, 4/23/99 .................................................................      30,000,000        29,533,333
   5.03%, 1/20/99(1) ...........................................................      10,000,000         9,965,761
   5.138%, 3/1/99(1) ...........................................................      25,000,000        25,000,000
   5.158%, 2/3/99(1) ...........................................................      10,000,000        10,000,000
   5.205%, 2/4/99(1) ...........................................................      35,000,000        35,000,000
   5.23%, 4/30/99 ..............................................................      25,000,000        24,567,799
   5.258%, 1/11/99(1) ..........................................................      15,000,000        15,000,000
   5.262%, 1/5/99 ..............................................................      23,000,000        22,999,580
   5.27%, 2/3/99(1) ............................................................      10,000,000         9,997,920
   5.342%, 2/14/99(1) ..........................................................      25,000,000        25,000,000
   5.48%, 2/1/99 ...............................................................      30,000,000        29,858,433
   5.48%, 2/8/99 ...............................................................      40,000,000        39,768,622
   5.48%, 2/10/99 ..............................................................      40,000,000        39,756,444
   5.489%, 3/9/99(1) ...........................................................      35,000,000        35,000,000
   5.49%, 1/19/99 ..............................................................     100,000,000        99,725,500
   5.49%, 2/5/99 ...............................................................      25,000,000        24,866,563
   5.517%, 1/15/99(1) ..........................................................      15,000,000        15,000,000
   5.524%, 1/13/99(1) ..........................................................      50,000,000        50,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Bear Stearns Cos., Inc.: (continued)
   5.545%, 1/23/99(1) ..........................................................    $ 15,000,000    $   15,000,000
   5.562%, 1/9/99(1) ...........................................................      15,000,000        14,971,187
   5.594%, 1/28/99(1) ..........................................................      30,000,000        30,000,000
   5.596%, 1/4/99(1) ...........................................................      55,500,000        55,495,599
   5.749%, 2/19/99(1) ..........................................................      45,000,000        45,000,000
Credit Suisse First Boston International Ltd.:
   4.92%, 3/18/99(1)(4) ........................................................      65,000,000        65,000,000
   5.138%, 3/18/99(1)(4) .......................................................      60,000,000        60,000,000
Credit Suisse First Boston:
   4.925%, 5/7/99(3) ...........................................................      16,000,000        15,724,200
   5.02%, 4/15/99(3) ...........................................................      42,000,000        41,390,907
   5.02%, 4/16/99(3) ...........................................................      50,000,000        49,267,917
   5.05%, 4/8/99(3) ............................................................      45,000,000        44,387,688
   5.15%, 2/11/99(3) ...........................................................      50,000,000        49,706,736
   5.15%, 2/12/99(3) ...........................................................      50,000,000        49,699,583
   5.225%, 5/6/99 ..............................................................      50,000,000        50,000,000
   5.491%, 1/19/99(1) ..........................................................      65,000,000        64,982,778
Goldman Sachs Group, LP Promissory Nts.:
   5%, 3/25/99 .................................................................      35,000,000        35,000,000
   5.39%, 2/4/99(1) ............................................................      30,000,000        30,000,000
   5.40%, 3/18/99 ..............................................................      30,000,000        30,000,000
Goldman Sachs Group, LP:
   5%, 4/20/99 .................................................................      36,000,000        35,455,000
   5.03%, 4/12/99 ..............................................................      50,000,000        49,294,403
   5.03%, 4/14/99 ..............................................................      50,000,000        49,280,431
   5.04%, 5/14/99 ..............................................................      35,000,000        34,348,300
   5.05%, 5/27/99 ..............................................................     140,000,000       137,163,139
   5.05%, 5/28/99 ..............................................................      40,000,000        39,175,167
   5.07%, 3/19/99 ..............................................................     100,000,000        98,912,375
   5.09%, 6/11/99 ..............................................................      45,000,000        45,000,000
   5.10%, 3/18/99 ..............................................................      44,000,000        43,526,267
   5.10%, 3/22/99 ..............................................................      50,000,000        49,433,333
   5.15%, 2/18/99 ..............................................................      50,000,000        49,656,667
   5.246%, 2/4/99 ..............................................................      35,000,000        35,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Lehman Brothers Holdings, Inc.:
   5.475%, 1/11/99 .............................................................    $ 23,500,000    $   23,464,260
   5.49%, 2/26/99 ..............................................................      40,000,000        39,658,400
   5.495%, 2/25/99 .............................................................      49,000,000        48,588,638
   5.50%, 1/22/99 ..............................................................      60,000,000        59,807,092
   5.52%, 1/15/99 ..............................................................      50,000,000        49,892,667
   5.53%, 1/29/99 ..............................................................      20,000,000        19,913,978
   5.535%, 1/25/99 .............................................................      10,000,000         9,963,100
   5.573%, 1/13/99(1) ..........................................................      89,000,000        89,000,075
Merrill Lynch & Co., Inc.:
   4.85%, 3/22/99 ..............................................................      50,000,000        49,461,111
   4.92%, 3/4/99 ...............................................................      50,000,000        49,576,333
   4.92%, 3/5/99 ...............................................................      50,000,000        49,569,500
   4.95%, 3/23/99(1) ...........................................................      35,000,000        35,000,000
   4.96%, 1/13/99(1) ...........................................................      25,000,000        25,000,000
   5%, 1/8/99(1) ...............................................................      50,000,000        50,000,000
   5.04%, 5/5/99 ...............................................................      50,000,000        49,132,000
   5.18%, 2/16/99(1) ...........................................................      25,000,000        25,007,916
   5.24%, 1/8/99(1) ............................................................      22,000,000        22,000,000
   5.27%, 3/12/99 ..............................................................      35,000,000        34,641,347
   5.50%, 2/26/99 ..............................................................      14,000,000        13,880,222
   5.51%, 2/12/99 ..............................................................      45,000,000        44,710,725
   5.624%, 1/28/99(1) ..........................................................      50,000,000        50,000,000
   6.375%, 3/30/99 .............................................................      21,000,000        21,034,841
Morgan Stanley Dean Witter & Co.:
   5.08%, 4/1/99 ...............................................................      50,000,000        49,365,000
   5.30%, 2/26/99 ..............................................................      50,000,000        49,587,778
   5.467%, 1/15/99(1) ..........................................................      50,000,000        49,956,635
   5.48%, 1/19/99 ..............................................................      50,000,000        49,863,000
   5.49%, 1/25/99 ..............................................................      50,000,000        49,817,000
   5.49%, 1/27/99 ..............................................................      50,000,000        49,801,750
   5.49%, 2/5/99 ...............................................................      50,000,000        49,733,125
   5.50%, 1/4/99(1) ............................................................      72,340,000        72,340,000
NationsBanc Montgomery Securities, LLC, 5.70%, 1/4/99(1) .......................      20,000,000        20,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Broker/Dealers (Continued)
Salomon Smith Barney Holdings, Inc.:
   4.90%, 6/18/99 ..............................................................    $ 50,000,000    $   48,856,667
   4.91%, 6/4/99 ...............................................................      50,000,000        48,949,806
   4.91%, 6/7/99 ...............................................................      50,000,000        48,929,347
   4.91%, 6/9/99 ...............................................................      50,000,000        48,915,708
   4.96%, 6/3/99 ...............................................................      50,000,000        48,946,000
   5%, 4/21/99 .................................................................      50,000,000        49,236,111
   5%, 4/22/99 .................................................................      50,000,000        49,229,167
   5.05%, 3/9/99 ...............................................................      40,000,000        39,624,056
   5.08%, 3/4/99 ...............................................................      50,000,000        49,562,556
   5.10%, 4/19/99 ..............................................................      50,000,000        49,235,000
   5.15%, 2/18/99 ..............................................................      43,000,000        42,704,733
   5.27%, 2/11/99 ..............................................................      50,000,000        49,699,903
   5.47%, 2/12/99 ..............................................................      68,000,000        67,570,247
   5.48%, 2/1/99 ...............................................................      50,000,000        49,764,056
   5.49%, 1/25/99 ..............................................................      50,000,000        49,817,000
                                                                                                    --------------
                                                                                                     4,084,740,932
                                                                                                    --------------
Chemicals--0.2%
Henkel Corp.:
   4.82%, 4/14/99(3) ...........................................................      14,000,000        13,806,932
   5.28%, 2/8/99(3) ............................................................      15,000,000        14,916,400
                                                                                                    --------------
                                                                                                        28,723,332
                                                                                                    --------------
Computer Software/Services--0.1%
First Data Corp., 6.40%, 4/28/99 ...............................................      13,500,000        13,552,445
                                                                                                    --------------
Commercial Finance--13.5%
Caterpillar Financial Services Corp., 4.95%, 2/18/99(1) ........................      15,000,000        15,008,659
CIT Group Holdings, Inc.:
   4.81%, 2/22/99(1) ...........................................................      15,000,000        14,998,752
   5.04%, 3/19/99 ..............................................................     135,000,000       133,580,206
   5.07%, 3/24/99 ..............................................................      50,000,000        49,422,583
   5.07%, 3/25/99 ..............................................................      25,000,000        24,707,771
   5.265%, 2/25/99 .............................................................      50,000,000        49,597,813
   5.455%, 2/12/99 .............................................................      50,000,000        49,681,792

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Commercial Finance (Continued)
Countrywide Home Loans:
   4.94%, 1/24/99(1) ...........................................................    $ 35,000,000    $   35,000,000
   5.20%, 1/11/99 ..............................................................      41,450,000        41,388,715
   5.204%, 1/25/99(1) ..........................................................      50,000,000        49,996,214
   5.222%, 1/29/99(1) ..........................................................      50,000,000        49,993,539
   5.25%, 2/27/99(1) ...........................................................      25,000,000        25,000,000
   5.29%, 2/16/99 ..............................................................      50,000,000        49,662,028
   5.30%, 2/3/99 ...............................................................      50,000,000        49,757,083
   5.30%, 2/4/99 ...............................................................      50,000,000        49,749,722
   5.312%, 1/6/99(1) ...........................................................      25,000,000        24,990,479
   5.469%, 1/12/99(1) ..........................................................      25,000,000        25,000,000
   5.472%, 1/29/99(1) ..........................................................      23,000,000        22,996,207
   5.50%, 1/8/99 ...............................................................      46,000,000        45,950,806
   5.594%, 1/14/99(1) ..........................................................      40,000,000        40,000,000
FINOVA Capital Corp.:
   5.15%, 4/30/99 ..............................................................      45,000,000        44,233,938
   5.26%, 3/12/99 ..............................................................      65,000,000        64,334,028
   5.30%, 3/4/99 ...............................................................      55,000,000        54,504,431
   5.32%, 5/7/99 ...............................................................      32,700,000        32,091,126
   5.33%, 2/26/99 ..............................................................      38,750,000        38,428,136
   5.33%, 4/14/99 ..............................................................      40,000,000        39,390,011
   5.36%, 5/14/99 ..............................................................      25,000,000        24,504,944
   5.38%, 5/21/99 ..............................................................      49,000,000        47,980,411
   5.47%, 3/5/99 ...............................................................      21,500,000        21,294,191
   5.51%, 1/13/99 ..............................................................      10,000,000         9,981,633
   5.515%, 1/26/99 .............................................................      10,000,000         9,961,701
   5.515%, 1/29/99 .............................................................      30,000,000        29,871,258
   5.515%, 2/12/99 .............................................................      40,000,000        39,742,633
Heller Financial, Inc.:
   5.15%, 4/8/99 ...............................................................      50,000,000        49,306,181
   5.15%, 4/9/99 ...............................................................      25,000,000        24,649,514
   5.20%, 4/29/99 ..............................................................      50,000,000        49,147,778
   5.20%, 5/6/99 ...............................................................      50,000,000        49,097,222
   5.20%, 5/13/99 ..............................................................      40,000,000        39,237,333
   5.289%, 1/11/99(1) ..........................................................      50,000,000        50,000,000
   5.35%, 4/7/99 ...............................................................      50,000,000        49,286,667
   5.362%, 1/6/99(1) ...........................................................      13,000,000        12,989,772
   5.44%, 3/8/99 ...............................................................      50,000,000        49,501,333
   5.459%, 1/27/99(1) ..........................................................       5,000,000         4,992,277
   5.594%, 1/13/99(1) ..........................................................      50,000,000        50,000,000

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Commercial Finance (Continued)
Homeside Lending, Inc.:
   4.88%, 6/14/99 ..............................................................    $ 40,000,000    $   39,110,756
   4.88%, 6/17/99 ..............................................................      50,000,000        48,868,111
   4.90%, 6/16/99 ..............................................................      50,000,000        48,870,278
   4.96%, 5/24/99 ..............................................................      45,000,000        44,113,400
   5%, 7/15/99 .................................................................      50,000,000        48,645,833
   5.05%, 5/5/99 ...............................................................      50,000,000        49,130,278
Safeco Credit Co.:
   4.90%, 6/17/99 ..............................................................      39,000,000        38,113,508
   4.93%, 6/16/99 ..............................................................      20,000,000        19,545,344
   4.95%, 5/17/99 ..............................................................      35,000,000        34,345,500
   4.95%, 6/11/99 ..............................................................      40,000,000        39,114,500
   4.95%, 6/21/99 ..............................................................      50,000,000        48,824,375
   4.95%, 6/25/99 ..............................................................      20,000,000        19,518,750
TransAmerica Finance Corp.:
   4.90%, 6/10/99 ..............................................................      12,530,000        12,257,124
   5.11%, 3/1/99 ...............................................................      26,000,000        25,782,257
   5.45%, 1/22/99(1) ...........................................................      35,000,000        35,000,000
                                                                                                    --------------
                                                                                                     2,282,248,901
                                                                                                    --------------
Consumer Finance--1.8%
Sears Roebuck Acceptance Corp.:
   4.90%, 6/16/99 ..............................................................      50,000,000        48,870,278
   4.90%, 6/23/99 ..............................................................      41,000,000        40,034,564
   4.91%, 6/24/99 ..............................................................      50,000,000        48,813,417
   4.91%, 6/25/99 ..............................................................      50,000,000        48,806,597
   5.02%, 2/17/99 ..............................................................      50,000,000        49,672,306
   5.43%, 2/25/99 ..............................................................      50,000,000        49,585,208
   5.43%, 2/26/99 ..............................................................      24,000,000        23,797,280
                                                                                                    --------------
                                                                                                       309,579,650
                                                                                                    --------------
Diversified Financial--10.6%
Associates Corp. of North America:
   4.88%, 3/10/99 ..............................................................      50,000,000        49,539,111
   4.88%, 3/11/99 ..............................................................      50,000,000        49,532,333
   4.90%, 3/22/99 ..............................................................      50,000,000        49,455,556
   4.90%, 3/24/99 ..............................................................      40,000,000        39,553,556
   4.91%, 3/12/99 ..............................................................      50,000,000        49,522,639
   4.91%, 3/15/99 ..............................................................      50,000,000        49,502,181
   4.95%, 4/7/99 ...............................................................      50,000,000        49,340,000
   4.95%, 4/8/99 ...............................................................      50,000,000        49,333,125
   5.01%, 2/11/99 ..............................................................      50,000,000        49,714,708

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Diversified Financial (Continued)
General Electric Capital Corp.:
   4.82%, 3/3/99(1) ............................................................    $ 30,000,000    $   29,993,831
   4.89%, 5/19/99 ..............................................................      50,000,000        49,062,750
   4.90%, 3/18/99 ..............................................................      50,000,000        49,482,778
   4.93%, 3/12/99 ..............................................................      50,000,000        49,520,694
   4.93%, 3/15/99 ..............................................................      50,000,000        49,500,153
   5.43%, 2/23/99 ..............................................................      50,000,000        49,600,292
   5.45%, 2/19/99 ..............................................................      50,000,000        49,629,097
   5.49%, 2/3/99 ...............................................................      50,000,000        49,748,375
General Electric Capital Services:
   4.88%, 3/10/99 ..............................................................      50,000,000        49,539,111
   4.90%, 3/19/99 ..............................................................      50,000,000        49,475,972
   5.49%, 2/5/99 ...............................................................      50,000,000        49,733,125
General Motors Acceptance Corp.:
   5.125%, 2/17/99 .............................................................      50,000,000        49,665,451
   5.48%, 1/27/99 ..............................................................      50,000,000        49,802,111
   5.48%, 1/28/99 ..............................................................      50,000,000        49,794,500
   5.485%, 1/25/99 .............................................................      75,000,000        74,725,250
   5.487%, 1/14/99 .............................................................      50,000,000        49,900,938
   5.50%, 1/21/99 ..............................................................      50,000,000        49,847,222
   5.50%, 2/19/99 ..............................................................      30,000,000        29,775,417
   5.505%, 2/1/99 ..............................................................      45,000,000        44,786,681
   5.52%, 1/20/99 ..............................................................      92,000,000        91,740,682
   8.625%, 6/15/99 .............................................................      12,000,000        12,185,701
Household Finance Corp.:
   4.948%, 3/29/99(1) ..........................................................      15,000,000        14,997,535
   5.157%, 2/2/99 ..............................................................      50,000,000        49,770,800
   5.25%, 2/12/99 ..............................................................      50,000,000        49,693,750
   5.438%, 3/9/99(1) ...........................................................      40,000,000        40,000,000
   5.568%, 3/30/99(1) ..........................................................      25,000,000        24,995,870
Household International, Inc.:
   5.19%, 3/5/99(3) ............................................................      25,000,000        24,772,938
   5.25%, 3/18/99(3) ...........................................................      15,000,000        14,833,750
Prudential Funding Corp.:
   4.87%, 3/1/99 ...............................................................      50,000,000        49,600,931
   4.87%, 3/3/99 ...............................................................      50,000,000        49,587,403
                                                                                                    --------------
                                                                                                     1,781,256,317
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Electrical Equipment--0.3%
Xerox Capital (Europe) plc, 5.50%, 1/22/99 .....................................    $ 50,000,000    $   49,839,583
                                                                                                    --------------
Industrial Services--0.3%
Atlas Copco AB:
   5.36%, 2/19/99(3) ...........................................................      10,000,000         9,927,044
   5.36%, 2/23/99(3) ...........................................................      20,000,000        19,842,178
   5.40%, 2/26/99(3) ...........................................................       7,000,000         6,941,200
   5.41%, 1/11/99(3) ...........................................................      15,000,000        14,977,458
                                                                                                    --------------
                                                                                                        51,687,880
                                                                                                    --------------
Insurance--10.1%
AIG Life Insurance Co., 5.62%, 1/4/99(1)(2) ....................................      20,000,000        20,000,000
Allstate Life Insurance Co., 5.22%, 1/4/99(1) ..................................      50,000,000        50,000,000
Combined Insurance Co. of America, 5.393%, 1/4/99(1)(2) ........................      50,000,000        50,000,000
First Allmerica Financial Life Insurance Co., 5.547%, 1/4/99(1) ................      30,000,000        30,000,000
GE Financial Assurance Holdings, Inc.:
   4.90%, 6/24/99 ..............................................................      50,000,000        48,815,833
   4.90%, 6/28/99 ..............................................................      50,000,000        48,788,611
General American Life Insurance Co., 5.24%, 1/4/99(1) ..........................     235,000,000       235,000,000
Jackson National Life Insurance Co., 5.56%, 1/4/99(1) ..........................     115,000,000       115,000,000
John Hancock Mutual Life Insurance Co., 5.054%, 1/4/99(1) ......................     100,000,000       100,000,000
Pacific Life Insurance Co., 4.73%, 1/4/99(1)(2) ................................      90,000,000        90,000,000
Principal Mutual Life Insurance Co., 5.577%, 1/4/99(1)(2) ......................      95,000,000        95,000,000
Protective Life Insurance Co.:
   5.577%, 1/4/99(1) ...........................................................      20,000,000        20,000,000
   5.77%, 1/4/99(1) ............................................................      30,000,000        30,000,000
Prudential Life Insurance Co., 5.312%, 1/2/99(1) ...............................     200,000,000       200,000,000
Safeco Corp.:
   4.88%, 7/12/99 ..............................................................      30,000,000        29,219,200
   4.90%, 6/17/99 ..............................................................      76,000,000        74,272,478
   4.95%, 6/8/99 ...............................................................      37,000,000        36,196,175
   4.95%, 6/11/99 ..............................................................      50,000,000        48,893,125
Security Benefit Life Insurance Co., 5.577%, 1/4/99(1) .........................     100,000,000       100,000,000
TransAmerica Life Insurance & Annuity Co., 5.62%, 1/4/99(1) ....................      38,000,000        38,000,000
Travelers Insurance Co.:
   5.034%, 1/4/99(1)(2) ........................................................      23,000,000        23,000,000
   5.054%, 1/4/99(1)(2) ........................................................      65,000,000        65,000,000
Western & Southern Life Insurance Co., 5.547%, 1/4/99(1) .......................     100,000,000       100,000,000
Western National Life Insurance Co., 5.547%, 1/4/99(1) .........................      50,000,000        50,000,000
                                                                                                    --------------
                                                                                                     1,697,185,422
                                                                                                    --------------

Centennial Money Market Trust

                                                                                        Face            Value
                                                                                       Amount         See Note 1
                                                                                    ------------    --------------

Short-Term Notes (Continued)

Leasing & Factoring--2.4%
American Honda Finance Corp.:
   5.189%, 1/27/99(1) ..........................................................    $ 25,000,000    $   25,000,000
   5.20%, 1/13/99 ..............................................................      23,000,000        22,960,133
   5.219%, 1/20/99(1)(4) .......................................................      35,000,000        35,000,000
   5.30%, 1/8/99(1) ............................................................      30,000,000        30,000,000
   5.341%, 1/9/99(1)(4) ........................................................      10,000,000         9,999,869
   5.53%, 1/8/99(1)(4) .........................................................      25,000,000        25,000,000
   5.55%, 6/16/99(1) ...........................................................      25,000,000        25,004,482
Hertz Corp.:
   4.935%, 6/10/99 .............................................................      50,000,000        48,903,333
   4.96%, 7/9/99 ...............................................................      50,000,000        48,698,000
   4.975%, 6/23/99 .............................................................      50,000,000        48,804,618
Sanwa Business Credit Corp.:
   5.95%, 1/28/99 ..............................................................      35,000,000        34,843,813
   6%, 1/29/99 .................................................................      50,000,000        49,766,667
                                                                                                    --------------
                                                                                                       403,980,915
                                                                                                    --------------
Oil: International--0.1%
Fina Oil & Chemical Co., 5.28%, 3/16/99(3) .....................................      15,000,000        14,837,200
                                                                                                    --------------
Special Purpose Financial--2.3%
Intrepid Funding Master Trust:
   5.175%, 1/11/99(4) ..........................................................      40,000,000        39,942,500
   5.20%, 3/31/99(4) ...........................................................     100,000,000        98,714,444
   5.39%, 3/26/99(4) ...........................................................      50,000,000        49,371,167
LINCS, Series 1998-3, 5.537%, 1/15/99(1)(2) ....................................      35,000,000        35,000,000
RACERS:
   Series 1998 MM-3-5, 5.077%, 2/1/99(1)(2) ....................................      10,000,000        10,000,000
   Series 1998 MM-8-3, 5.16%, 1/20/99(1)(2) ....................................      37,000,000        37,000,000
   Series 1998 MM-8-5, 5.616%, 1/4/99(1)(2) ....................................      95,000,000        95,000,000
SMM Trust, Series 1998-I, 5.624%, 1/28/99(1)(2) ................................      30,000,000        30,000,000
                                                                                                    --------------
                                                                                                       395,028,111
                                                                                                    --------------
Telecommunications/Technology--0.3%
GTE Corp.:
   5.55%, 1/13/99(3) ...........................................................      25,000,000        24,953,750
   6%, 1/11/99(3) ..............................................................      22,461,000        22,423,565
                                                                                                    --------------
                                                                                                        47,377,315
                                                                                                    --------------
Total Short-Term Notes .........................................................                    15,742,293,165

Centennial Money Market Trust

                                                                                        Face             Value
                                                                                       Amount          See Note 1
                                                                                    ------------    ---------------

U.S. Government Agencies--0.3%
Student Loan Marketing Assn., guaranteeing commercial paper of
   Nebraska Higher Education Loan Program, 6.25%, 1/5/99(3) ....................    $ 49,165,000    $    49,130,858
                                                                                                    ---------------
Foreign Government Obligations--0.4%
Bayerische Landesbank Girozentrale, 5.494%, 1/28/99(1) .........................      25,000,000         24,997,455
Westdeutsche Landesbank Girozentrale, 5.18%, 1/21/99 ...........................      50,000,000         49,856,111
                                                                                                    ---------------
Total Foreign Government Obligations ...........................................                         74,853,566
                                                                                                    ---------------
Total Investments, at Value ....................................................            99.3%    16,753,835,510
Other Assets Net of Liabilities ................................................             0.7        113,033,930
                                                                                    ------------    ---------------
Net Assets .....................................................................           100.0%   $16,866,869,440
                                                                                    ============    ===============

Short-term notes, direct bank obligations, letters of credit, U.S. government agencies and foreign government obligations are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $624,688,000, or 3.70% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $3,486,814,151, or 20.67% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $383,027,980 or 2.27% of the Trust's net assets as of December 31, 1998.


See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 1998 (Unaudited)
Centennial Money Market Trust

ASSETS
Investments, at value--see accompanying statement ....................................   $16,753,835,511
Cash .................................................................................        15,206,689
Receivables and other assets:
  Shares of beneficial interest sold .................................................       216,155,941
  Interest ...........................................................................        33,449,481
  Other ..............................................................................           592,486
                                                                                         ---------------
    Total assets .....................................................................    17,019,240,108
                                                                                         ---------------

LIABILITIES Payables and other liabilities:
  Shares of beneficial interest redeemed .............................................       149,351,055
  Service plan fees ..................................................................         1,409,117
  Transfer and shareholder servicing agent fees ......................................            66,016
  Dividends ..........................................................................            47,570
  Other ..............................................................................         1,496,910
                                                                                         ---------------
    Total liabilities ................................................................       152,370,668
                                                                                         ---------------
NET ASSETS ...........................................................................   $16,866,869,440
                                                                                         ===============

COMPOSITION OF NET ASSETS
Paid-in capital ......................................................................   $16,866,792,998
Accumulated net realized gain on investment transactions .............................            76,442
                                                                                         ---------------
NET ASSETS--applicable to 16,867,325,713 shares of beneficial interest outstanding ...   $16,866,869,440
                                                                                         ===============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE .......................             $1.00


See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 1998 (Unaudited) Centennial Money Market Trust

INVESTMENT INCOME--Interest ..................................      $451,003,406
                                                                    ------------

EXPENSES
Management fees--Note 3 ......................................        27,367,053
Service plan fees--Note 3 ....................................        16,251,669
Transfer and shareholder servicing agent fees--Note 3 ........         7,917,209
Registration and filing fees .................................           902,039
Shareholder reports ..........................................           755,497
Custodian fees and expenses ..................................           717,922
Legal, auditing and other professional fees ..................            53,613
Trustees' fees and expenses ..................................            28,696
Other ........................................................            15,686
                                                                    ------------
Total expenses ...............................................        54,009,384
                                                                    ------------
NET INVESTMENT INCOME ........................................       396,994,022
                                                                    ------------
NET REALIZED GAIN ON INVESTMENTS .............................            12,825
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $397,006,847
                                                                    ============


See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
Centennial Money Market Trust

                                                           Six Months Ended
                                                           December 31, 1998       Year Ended
                                                              (Unaudited)         June 30, 1998
                                                           ----------------     ----------------
OPERATIONS
Net investment income .................................    $    396,994,022     $    635,961,061
Net realized gain .....................................              12,825               42,303
                                                           ----------------     ----------------
Net increase in net assets resulting from operations ..         397,006,847          636,003,364
                                                           ----------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS ...........        (397,034,748)        (635,961,061)
                                                           ----------------     ----------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
  beneficial interest transactions--Note 2 ............       1,752,739,055        6,051,149,102
                                                           ----------------     ----------------

NET ASSETS
Total increase ........................................       1,752,711,154        6,051,191,405
Beginning of period ...................................      15,114,158,286        9,062,966,881
                                                           ----------------     ----------------
End of period .........................................    $ 16,866,869,440     $ 15,114,158,286
                                                           ================     ================


See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Money Market Trust

                                          Six Months Ended
                                            December 31,
                                            (Unaudited)                   Year Ended June 30,
                                            -----------    ---------------------------------------------------
                                               1998          1998       1997       1996       1995       1994
                                             -------       -------    -------    -------    -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period ......    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
Income from investment operations--
  net investment income and net
  realized gain ...........................      .02           .05        .05        .05        .05        .03
Dividends and distributions to shareholders     (.02)         (.05)      (.05)      (.05)      (.05)      (.03)
                                             -------       -------    -------    -------    -------    -------
Net asset value, end of period ............    $1.00         $1.00      $1.00      $1.00      $1.00      $1.00
                                             =======       =======    =======    =======    =======    =======

TOTAL RETURN(1) ...........................     2.53%         5.16%      4.97%      5.11%      5.07%      2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) ...  $16,867       $15,114     $9,063     $6,753     $4,812     $2,559
Average net assets (in millions) ..........  $16,156       $12,617     $8,033     $6,077     $3,342     $2,346
Ratios to average net assets:
Net investment income .....................     4.87%(2)      5.04%      4.86%      4.99%      5.01%      2.84%
Expenses, before voluntary
  assumption by the Manager ...............     0.66%(2)      0.68%      0.73%      0.74%      0.77%      0.81%
Expenses, net of voluntary
  assumption by the Manager ...............      N/A          0.66%      0.67%      0.69%      0.73%      0.76%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

2. Annualized.


See accompanying Notes to Financial Statements.

Notes to Financial Statements (Unaudited)
Centennial Money Market Trust

1. Significant Accounting Policies

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended December 31, 1998         Year Ended June 30, 1998
                                 ----------------------------------   ----------------------------------
                                      Shares            Amount             Shares            Amount
                                 ---------------   ----------------   ---------------   ----------------
Sold ..........................   23,194,541,848   $ 23,194,541,848    40,408,988,871   $ 40,408,988,871
Issued in connection with
  the acquisition of Daily
  Cash Accumulation Fund,
  Inc.--Note 4 ................               --                 --     3,461,468,087      3,460,935,372
Dividends and distributions
  reinvested ..................      414,959,315        414,959,315       613,194,479        613,194,479
Redeemed ......................  (21,856,762,108)   (21,856,762,108)  (38,431,969,620)   (38,431,969,620)
                                 ---------------   ----------------   ---------------   ----------------
Net increase ..................    1,752,739,055   $  1,752,739,055     6,051,681,817   $  6,051,149,102
                                 ===============   ================   ===============   ================

3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of average annual net assets; 0.475% of the next $250 million of average annual net assets; 0.45% of the next $250 million of average annual net assets; 0.425% of the next $250 million of average annual net assets; 0.40% of the next $250 million of average annual net assets; 0.375% of the next $250 million of average annual net assets; 0.35% of the next $500 million of average annual net assets; and 0.325% of average annual net assets in excess of $2 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets up to $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for the six months ended December 31, 1998, was 0.34% of the average annual net assets of the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and other Oppenheimer funds. SSI's total costs of providing such services are allocated ratably to these funds.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

4. Acquisition of Daily Cash Accumulation Fund, Inc.

On November 21, 1997, the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,460,935,372, in exchange for the net assets, resulting in combined net assets of $13,332,466,315 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                                  Appendix A

------------------------------------------------------------------------------
                      Description of Securities Ratings
------------------------------------------------------------------------------


Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short-Term Debt Ratings.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------


The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:


Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:


MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

Standard & Poor's Ratings Services
------------------------------------------------------------------------------

The following ratings by Standard & Poor's for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:


A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").


Fitch IBCA, Inc.
------------------------------------------------------------------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+". F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.


Duff & Phelps, Inc.
------------------------------------------------------------------------------

The following ratings are for commercial paper (defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):


Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



Thomson BankWatch, Inc.
------------------------------------------------------------------------------

The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.


TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


Long Term Debt Ratings


These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's  Investors Service, Inc.

------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong positions of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

------------------------------------------------------------------------------

Standard & Poor's Ratings Services

------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: The highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:   A strong  capacity to pay interest and repay  principal  and differ from
"AAA" rated issues only in small degree.

Fitch IBCA, Inc.
------------------------------------------------------------------------------

AAA: Considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.

Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

------------------------------------------------------------------------------

Duff & Phelps, Inc.

------------------------------------------------------------------------------

AAA: The highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Plus (+) and minus (-) signs are used in the "AA" category to indicate the relative position of a credit within that category.


Thomson BankWatch, Inc.

------------------------------------------------------------------------------

TBW issues the following ratings for companies. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW's opinion as to the vulnerability of the company to adverse developments, which may impact the market's perception of the company, thereby affecting the marketability of its securities.


A: Possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

      A/B:  The  company is  financially  very solid  with a  favorable  track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------



      Aerospace/Defense               Food
      Air Transportation              Gas Utilities
      Asset-Backed                    Gold
      Auto Parts Distribution         Health Care/Drugs
      Automotive                      Health Care/Supplies & Services
      Bank Holding Companies          Homebuilders/Real Estate
      Banks                           Hotel/Gaming
      Beverages                       Industrial Services
      Broadcasting                    Information Technology
      Broker-Dealers                  Insurance
      Building Materials              Leasing & Factoring
      Cable Television                Leisure
      Chemicals                       Limited Purpose Finance
      Commercial Finance              Manufacturing
      Computer Hardware               Metals/Mining
      Computer Software               Non-durable  Municipality  Household
      Conglomerates                   Goods
      Consumer Finance                Oil - Integrated
      Containers                      Paper
      Convenience Stores              Publishing/Printing
      Cosmetics                       Railroads
      Department Stores               Restaurants
      Diversified Financial           Savings & Loans
      Diversified Media               Shipping
      Drug Stores                     Special Purpose Financial
      Drug Wholesalers                Specialty Retailing
      Durable Household Goods         Steel
      Education                       Supermarkets
      Electric Utilities              Telecommunications - Technology
      Electrical Equipment            Telephone - Utility
      Electronics                     Textile/Apparel
      Energy Services & Producers     Tobacco
      Entertainment/Film              Toys
      Environmental                   Trucking
      Foreign Government              Wireless Services

                                  Exhibit C

------------------------------------------------------------------------------
                     AUTOMATIC WITHDRAWAL PLAN PROVISIONS
------------------------------------------------------------------------------

By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and elsewhere in the Application for such Plans, and the Prospectus and this Statement of Additional Information as they may be amended from time to time by the Trust and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      Trust shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and thereafter shares acquired with reinvested dividends and distributions followed by shares acquired with a sales charge will be redeemed to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made to shareholders under such plans should not be considered as a yield or income on investment. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges on purchases when made. Accordingly, a shareholder may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases.

   1. Shareholder Services, Inc., the Transfer Agent of the Trust, will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.

   2. Certificates will not be issued for shares of the Trust purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Trust. Any share certificates now held by the Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. Those shares will be carried on the Planholder's Plan Statement.

   3. Distributions of capital gains must be reinvested in shares of the Trust, which will be done at net asset value without a sales charge.
Dividends may be paid in cash or reinvested.

   4. Redemptions of shares in connection with disbursement payments will be made at the net asset value per share determined on the redemption date.

   5. Checks or ACH payments will be transmitted three business days prior to the date selected for receipt of the monthly or quarterly payment (the date of receipt is approximate), according to the choice specified in writing by the Planholder.

   6. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed at any time by the Planholder on written notification to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification before the requested change can be put in effect.

   7. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Trust) to redeem all, or any part of, the shares held under the Plan. In such case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Trust's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

   8. The Plan may, at any time, be terminated by the Planholder on written notice to the Transfer Agent, or by the Transfer Agent upon receiving directions to that effect from the Trust. The Transfer Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Transfer Agent or the Trust, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

   9. For purposes of using shares held under the Plan as collateral, the Planholder may request issuance of a portion of his shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares as to which a certificate may be issued, so as not to cause the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. Should such uncertificated shares become exhausted, Plan withdrawals will terminate.

   10. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith.

   11. In the event that the Transfer Agent shall cease to act as transfer agent for the Trust, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

------------------------------------------------------------------------------
Centennial Money Market Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9130

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202
     67890                                   PX0150.001.0599

                        CENTENNIAL MONEY MARKET TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION


Item 23.  Exhibits

(a) Restated Declaration of Trust dated February 26, 1986: Previously filed with Registrant's Post-Effective Amendment No. 14 (10/28/88), and refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(b)  By-Laws,   as  amended  through  June  26,  1990:   Previously  filed  with
Registrant's Post-Effective Amendment No. 18 (10/31/91), and refiled with Registrant's Post Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(c)   Not applicable.

(d) Amended and Restated  Investment Advisory Agreement dated November 21, 1997:
Previously filed with Registrant's Post Effective Amendment No. 25 (10/28/98), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e) (i) General Distributor's Agreement Centennial Asset Management Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (ii) Sub-Distributor's Agreement between Centennial Asset Management Corporation and OppenheimerFunds Distributor, Inc. dated May 28, 1993:
      Previously filed with Post-Effective Amendment No. 20 (10/29/93), and incorporated herein by reference.

      (iii) Form  of  Dealer   Agreement  of   Centennial   Asset   Management
      Corporation: Previously filed with Post-Effective Amendment No. 23 of Centennial Government Trust (Reg. No. 2-75912), (11/1/94), and incorporated herein by reference.

(f) Form of Deferred Compensation Agreement for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/27/98), and incorporated herein by reference.

(g) Custodian Agreement. dated October 28, 1981: Previously filed with Registrant's Post-Effective Amendment No. 4 (1/5/83), refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(h)   Not applicable.

(i) (i) Opinion and Consent of Counsel dated September 22, 1981: Previously filed with Registrant's Post-Effective Amendment No. 3 (9/29/81), refiled with Registrant's Post-Effective Amendment No. 21 (10/28/94), pursuant to
      Item 102 of Regulation S-T and incorporated herein by reference.


(j)   Independent Auditors Consent:  Filed herewith.


(k)   Not applicable.

(l)   Not applicable.

(m) Service Plan and Agreement between Registrant and Centennial Asset Management Corporation under Rule 12b-1 dated August 24, 1993: Previously filed with Registrant's Post-Effective Amendment No. 20, (10/29/93), and incorporated herein by reference.


(n)   Financial Data Schedule:  Filed herewith.

(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3: Plan for Class A shares. Filed herewith.

-- Powers of Attorney (including Certified Board resolutions): Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Total Return Fund, Inc. (Reg. No. 2-11052), (4/30/99), Brian Wixted and incorporated herein by reference. Filed with Registrant's Post-Effective Amendment No. 25 (10/28/98) George Bowen; Filed with Registrant's Post Effective Amendment No. 23 (10/8/96) Sam Freedman and
Bridget Macaskill and with Registrant's Post Effective Amendment No. 20 (10/29/93) (all others), and incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position
with Centennial Asset               Other Business and Connections
Management Corporation              During the Past Two Years

George C. Bowen

Director                            Senior  Vice  President  (since  September
                                    1987) and Treasurer  (since March 1985) of
                                    the Manager;  Vice  President  (since June
                                    1983) and Treasurer  (since March 1985) of
                                    the  Distributor;  Vice  President  (since
                                    October 1989) and  Treasurer  (since April
                                    1986)  of  HarbourView  Asset  Management;
                                    Senior  Vice  President   (since  February
                                    1992),  Treasurer  (since July 1991) and a
                                    director    (since   December   1991)   of
                                    Centennial  Asset  Management;  President,
                                    Treasurer  and a  director  of  Centennial
                                    Capital  Corporation  (since  June  1989);
                                    Vice   President  and   Treasurer   (since
                                    August  1978) and  Secretary  (since April
                                    1981) of Shareholder Services,  Inc.; Vice
                                    President,   Treasurer  and  Secretary  of
                                    Shareholder    Financial   Services   Inc.
                                    (since    November    1989);     Assistant
                                    Treasurer   of   Oppenheimer   Acquisition
                                    Corp.  (since  March  1998);  Treasurer of
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    (since November 1989);  Vice President and
                                    Treasurer   of   Oppenheimer   Real  Asset
                                    Management,   Inc.   (since   July  1996);
                                    Treasurer        of        OppeheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium  Fund plc (since October 1997);
                                    a trustee  or  director  and an officer of
                                    other    Oppenheimer    funds;    formerly
                                    Treasurer   of   Oppenheimer   Acquisition
                                    Corp. (June 1990 - March 1998).


Michael Carbuto,
Vice President                      An  officer  and/or  portfolio  manager of

                                    certain  Oppenheimer funds; Vice President
                                    of     Centennial     Asset     Management

                                    Corporation.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director        Executive Vice President  (since September
                                    1993),   and  a  director  (since  January
                                    1992) of the  Distributor;  Executive Vice
                                    President,  General Counsel and a director
                                    of    HarbourView     Asset     Management
                                    Corporation,  Shareholder Services,  Inc.,
                                    Shareholder  Financial Services,  Inc. and
                                    Oppenheimer   Partnership  Holdings,  Inc.
                                    since  (September  1995);  President and a
                                    director of  Centennial  Asset  Management
                                    Corporation    (since   September   1995);
                                    President  and a director  of  Oppenheimer
                                    Real  Asset  Management,  Inc.(since  July
                                    1996);  General  Counsel  (since May 1996)
                                    and   Secretary   (since  April  1997)  of
                                    Oppenheimer    Acquisition   Corp.;   Vice
                                    President       and       Director      of
                                    OppenheimerFunds  International,  Ltd. and
                                    Oppenheimer  Millennium  Funds plc  (since
                                    October   1997);   an   officer  of  other
                                    Oppenheimer funds.


Katherine P. Feld,
Vice President and

Secretary                           Vice   President   and  Secretary  of  the
                                    Distributor;   Secretary  of   HarbourView
                                    Asset    Management    Corporation,    and
                                    Centennial Asset  Management  Corporation;
                                    Secretary,  Vice President and Director of
                                    Centennial   Capital   Corporation;   Vice
                                    President  and  Secretary  of  Oppenheimer
                                    Real Asset Management, Inc.

Brian W. Wixted                     Senior Vice  President  and  Treasurer  of
OFI; Senior Vice President          (April1999);  Vice President and Treasurer
of OFDI; and Treasurer              formerly  Principal  and  Chief  Operating
Officer,
                                    Bankers  Trust  Company  Mutual Fund Service
                                    Division  (March  1995 - March  1999);  Vice
                                    President and Chief Financial  Officer of CS
                                    First  Boston  Investment  Management  Corp.
                                    (September  1991 -  March  1995);  and  Vice
                                    President and  Accounting  Manager,  Merrill
                                    Lynch  Asset  Management  (November  1987  -
                                    September 1991).


Carol Wolf,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds; Vice President
                                    of  OFI;   Vice   President   Finance  and
                                    Accounting;   Point  of  Contact:  Finance
                                    Supporters of Children: Member of the Oncology Advisory Board of the Children's
                                    Hospital.

Arthur Zimmer,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds; Vice President of OFI.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest/Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise Fund
Oppenheimer  Europe Fund
Oppenheimer  Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer  International  Growth Fund
Oppenheimer  International Small Company Fund
Oppenheimer  Large Cap Growth Fund
Oppenheimer  Money Market Fund,  Inc.
Oppenheimer   Multi-Sector  Income  Trust
Oppenheimer  Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer  Municipal Bond Fund
Oppenheimer  New  York  Municipal  Fund
Oppenheimer   Series  Fund,  Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds


Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income  Fund
Oppenheimer  Capital  Income  Fund
Oppenheimer  High  Yield  Fund
Oppenheimer  Integrity Funds
Oppenheimer  International  Bond Fund
Oppenheimer Limited-Term  Government Fund
Oppenheimer Main Street Funds,  Inc.
Oppenheimer Municipal Fund
Oppenheimer  Real Asset Fund
Oppenheimer  Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.


The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.


The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corporation, and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

                                                         Positions and
Name & Principal             Positions & Offices         Offices with
Business Address             with Underwriter            Registrant

George C. Bowen(2)           Director, Senior Vice       Vice President ,
                             President, Treasurer and    Treasurer and
                             Assistant Secretary         Assistant Secretary

Michael Carbuto(1)           Vice President              Vice President of

                                                       Centennial

                                                         California        Tax
                                                         Exempt

                                                         Trust,
                                                         Centennial New York
                                                         Tax
                                                         Exempt Trust, and
                                                         Centennial
                                                         Tax Exempt Trust


Andrew J. Donohue(1)         President and Director      Vice President and

                                    Secretary


Katherine P. Feld(1)         Secretary                   None


Brian W. Wixted              Senior Vice President
                             and Treasurer


Carol Wolf(2)                Vice President              Vice President of

                                                        Centennial

                                                         Government Trust,

                                                        Centennial

                                                         Money   Market  Trust
and
                                                         Centennial America
                                                        Fund, L.P.

Arthur Zimmer(2)             Vice President              Vice President of

                                                        Centennial

                                                         Government Trust,

                                                        Centennial

                                                         Money   Market  Trust
and

                                                         Centennial America

                                                        Fund, L.P.
-----------------------
(1) Two World Trade Center, New York, NY 10048-0203
(2) 6803 South Tucson Way, Englewood, CO 80112

      (c)  Not applicable.

Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 14th day of May, 1999.


                                                 CENTENNIAL MONEY MARKET TRUST


                                             By:  /s/ James C. Swain  *
                                                  James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                   Date


/s/ James C. Swain*                 Chairman of the         May 14, 1999
---------------------               Board of Trustees
James C. Swain                      Principal Executive

                                    Officer and Trustee


/s/ George C. Bowen*                Trustee                 May 14, 1999

----------------------

George C. Bowen

/s/ Bridget A. Macaskill*           President and           May 14, 1999
---------------------------         Trustee
Bridget A. Macaskill

/s/ Robert G. Avis*                 Trustee                 May 14, 1999

---------------------
Robert G. Avis


/s/ William A. Baker*               Trustee                 May 14, 1999

------------------------
William A. Baker


/s/ Charles Conrad, Jr.*            Trustee                 May 14, 1999

-------------------------
Charles Conrad, Jr.


/s/ Sam Freedman*                   Trustee                 May 14, 1999

------------------------
Sam Freedman



/s/ Jon S. Fossel                   Trustee                 May 14, 1999

-----------------------
Jon S. Fossel


/s/ Raymond J. Kalinowski*          Trustee                 May 14, 1999

--------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*                 Trustee                 May 14, 1999

--------------------------
C. Howard Kast


/s/ Robert M. Kirchner*             Trustee                 May 14, 1999

------------------------
Robert M. Kirchner


/s/ Ned M. Steel*                   Trustee                 May 14, 1999

-------------------------
Ned M. Steel


/s/ Brian W. Wixted*                Treasurer               May 14, 1999
------------------------
Brian W. Wixted


*By:  /s/ Robert G. Zack
---------------------------------
Robert G. Zack, Attorney-in-Fact

                        CENTENNIAL MONEY MARKET TRUST


                                EXHIBIT INDEX





Exhibit No.             Description

23(j)                   Independent Auditors' Consent

23(n)                   Financial Data Schedule

23(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3: Plan for Class A shares